FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005
FIMS-148

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First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Fund
Florida Fund
Georgia Fund
Maryland Fund
Massachusetts Fund
New Jersey Fund
North Carolina Fund
Pennsylvania Fund
Virginia Fund

SEMI-
ANNUAL
REPORT

JUNE 30, 1998



Chief Investment Officer's Market Overview Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present the semi-annual report for First Investors New York Insured Tax Free Fund, Inc. and the above nine funds of First Investors Multi-State Insured Tax Free Fund for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June 30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--18.4%
              Monroe County Industrial Development Agency:
    $1,430M     Nazareth College Civic Facility 5 1/4% 4/1/2018                        $ 1,440,725        $    74
     1,000M     Rochester Institute of Technology 7 3/4% 5/1/2000*                       1,085,000             56
              New York State Dormitory Authority Revenues:
                City University:
     1,955M       5 3/4% 7/1/2013                                                        2,157,831            112
     2,000M       5 3/4% 7/1/2013                                                        2,207,500            114
     2,000M       5 3/4% 7/1/2013                                                        2,207,500            114
     3,000M       6% 7/1/2020                                                            3,416,250            176
     2,800M     Manhattanville College 7 1/2% 7/1/2000*                                  3,041,500            157
     2,000M     Mental Services Health Facilities Series "B" 5% 2/15/2028                1,945,000            100
     1,000M     Pace University 6 1/2% 7/1/2012                                          1,181,250             61
                State University Educational Facilities:
     1,880M       7 1/4% 5/15/2000*                                                      2,028,050            105
     1,000M       5 7/8% 5/15/2011                                                       1,110,000             57
     3,500M       5 1/2% 5/15/2013                                                       3,771,250            195
     3,700M       7 3/8% 5/15/2014                                                       3,991,375            206
     2,000M       5 1/4% 5/15/2015                                                       2,087,500            108
                University of Rochester:
     2,000M       5% 7/1/2017 Series "A"                                                 1,977,500            102
     2,000M       5% 7/1/2027 Series "A"                                                 1,947,500            101
-----------------------------------------------------------------------------------------------------------------
                                                                                        35,595,731          1,838
-----------------------------------------------------------------------------------------------------------------
              General Obligation--15.3%
     1,250M   Monroe County 6% 3/1/2015                                                  1,404,687             73
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                        4,421,750            228
     4,355M     5.7% 8/1/2012                                                            4,638,075            240
     1,300M     6% 7/1/2013                                                              1,454,375             75
              New York City:
     3,355M     6.95% 8/15/2004*                                                         3,875,025            200
     3,000M     6.2% 8/1/2008                                                            3,390,000            175
     1,000M     7 1/4% 3/15/2018                                                         1,070,000             55
              Niagara Falls Public Improvement:
     1,340M     7 1/2% 3/1/2012                                                          1,711,850             88
     1,680M     7 1/2% 3/1/2015                                                          2,169,300            112
     1,600M     7 1/2% 3/1/2018                                                          2,090,000            108
     1,750M   North Hempstead 6.4% 4/1/2012                                              2,045,313            106
     1,100M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                   1,273,250             66
-----------------------------------------------------------------------------------------------------------------
                                                                                        29,543,625          1,526
-----------------------------------------------------------------------------------------------------------------
              Health Care--10.9%
              New York State Medical Care Facilities Agency:
     3,690M     Beth Israel Hospital 7 1/2% 11/1/2000*                                   4,045,163            209
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                   1,965,625            102
                Mental Health Services Facilities:
     4,190M       7 3/4% 2/15/2000*                                                      4,519,962            233
       990M       7 3/8% 2/15/2014                                                       1,045,688             54
       845M       7.7% 2/15/2018                                                           865,255             45
     4,915M       6 1/2% 8/15/2024                                                       5,467,938            282
     3,000M     St. Luke's Hospital 7.45% 2/15/2000*                                     3,221,250            166
-----------------------------------------------------------------------------------------------------------------
                                                                                        21,130,881          1,091
-----------------------------------------------------------------------------------------------------------------
              Housing--3.3%
     2,250M   New York City Hsg. Dev. Corp. Ins. Multi-Family
                (Sheridan Manor) 7.45% 10/1/2008                                         2,337,187            121
     3,655M   New York State Housing Finance Agency 6.05% 5/1/2011                       3,970,244            205
-----------------------------------------------------------------------------------------------------------------
                                                                                         6,307,431            326
-----------------------------------------------------------------------------------------------------------------
              Transportation--28.8%
              Metropolitan Transit Authority of New York:
                Commuter Facilities Series:
     5,000M       6 1/8% 7/1/2004*                                                       5,562,500            287
     3,380M       RITES-PA 359A Variable Rate 6.57452% 7/1/2011 (Note 6)**               3,646,175            188
     3,565M       RITES-PA 359B Variable Rate 6.57452% 7/1/2012 (Note 6)**               3,778,900            195
     1,750M       RITES-PA 359C Variable Rate 6.57452% 7/1/2013 (Note 6)**               1,837,500             95
     1,760M       5 3/4% 7/1/2021                                                        1,863,400             96
              Metropolitan Transit Authority of New York:
     1,000M     Dedicated Tax Fund Series "A" 5 1/2% 4/1/2015                            1,063,750             55
                Transit Facilities Series:
     3,200M       5 1/2% 7/1/2017                                                        3,388,000            175
     1,500M       5 3/4% 7/1/2021                                                        1,590,000             82
     7,900M   New York City Transit Auth. Hwy. & Brdg. Trust Fund
                Rev. 7 1/2% 1/1/2000*                                                    8,462,875            437
     4,500M   New York State Thruway Auth. Hwy. & Brdg. Trust Fund
                Rev. 5% 4/1/2018                                                         4,471,875            231
              Puerto Rico Commonwealth Highway & Transportation Authority:
     3,030M     6 1/4% 7/1/2014                                                          3,541,313            183
     5,000M     6% 7/1/2018                                                              5,700,000            295
              Triborough Bridge & Tunnel Authority:
     3,000M     Series "O" 7.7% 1/1/1999*                                                3,102,930            160
     6,900M     Series "Y" 6% 1/1/2012                                                   7,693,500            398
-----------------------------------------------------------------------------------------------------------------
                                                                                        55,702,718          2,877
-----------------------------------------------------------------------------------------------------------------
              Utilities--13.8%
     9,035M   Long Island Power Authority 5 1/8% 12/1/2022                               8,922,062            461
              New York City Municipal Water Finance Authority:
     4,975M     5 7/8% 6/15/2001*                                                        5,559,562            287
     2,000M     5 7/8% 6/15/2013                                                         2,235,000            115
     2,750M     6% 6/15/2021                                                             3,121,250            161
              Suffolk County Water Authority:
     2,165M     6% 6/1/2014                                                              2,446,450            127
     4,000M     6% 6/1/2017                                                              4,515,000            233
-----------------------------------------------------------------------------------------------------------------
                                                                                        26,799,324          1,384
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.1%
     1,000M   New York State Dorm. Auth. Rev. (Suffolk County Jud. Facs.)
                7 3/8% 7/1/2016                                                          1,243,750             64
     3,000M   New York State Urban Development Corporation Corr. Facs.
                7 1/2% 1/1/1999*                                                         3,100,050            160
              Puerto Rico Public Buildings Authority:
     1,250M     6 1/4% 7/1/2013                                                          1,459,375             76
     2,035M     6 1/4% 7/1/2015                                                          2,380,950            123
     7,000M     5 1/2% 7/1/2021                                                          7,568,750            391
-----------------------------------------------------------------------------------------------------------------
                                                                                        15,752,875            814
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $175,269,456)             98.6%                   190,832,585          9,856
Other Assets, Less Liabilities                                  1.4                      2,782,316            144
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%                  $193,614,901        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset weekly by the issuer.
   The interest rate shown on these securities is the rate in effect on June 30, 1998.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Certificates of Participation--1.8%
              Connecticut State (Middletown Courthouse Facilities):
   $   130M     6 1/4% 12/15/2009                                                      $   140,562         $   70
       100M     6 1/4% 12/15/2010                                                          107,875             54
       100M     6 1/4% 12/15/2012                                                          108,000             54
-----------------------------------------------------------------------------------------------------------------
                                                                                           356,437            178
-----------------------------------------------------------------------------------------------------------------
              Education--18.8%
              Conn. State Health & Educational Facilities Authority Revenue:
       725M     Choate Rosemary Hall 6.8% 7/1/2004*                                        829,219            414
       500M     Loomis Chafee School Project-Series "B" 6% 7/1/2015                        538,750            269
     1,000M     Trinity College 6 1/8% 7/1/2004*                                         1,116,250            558
              University of Connecticut:
       750M     5 1/4% 4/1/2014                                                            772,275            386
       500M     5 1/4% 6/1/2015                                                            516,250            258
-----------------------------------------------------------------------------------------------------------------
                                                                                         3,772,744          1,885
-----------------------------------------------------------------------------------------------------------------
              General Obligation--28.4%
       250M   Ansonia 5% 10/15/2015                                                        251,577            126
       100M   Bethel 6 1/2% 2/15/2011                                                      117,808             59
       775M   Bridgeport 5 1/2% 9/1/2015                                                   812,177            406
        50M   Bristol 6 1/2% 6/15/2006                                                      57,368             29
              Connecticut State:
       500M     6 1/2% 3/15/2002* - Series "A"                                             548,750            274
       700M     6% 3/15/2012 - Series "E"                                                  794,857            397
       130M   Coventry 6.7% 12/15/2009                                                     156,129             78
              Griswold:
       250M     5 3/4% 4/15/2010                                                           265,032            132
       100M     6 1/4% 6/15/2010                                                           115,825             58
       100M   Groton City 6 3/4% 6/1/2007                                                  117,633             59
       800M   New Britain 6% 3/1/2012                                                      905,584            452
       130M   Newton 6.7% 8/15/2010                                                        156,488             78
        30M   North Canaan 6.9% 1/15/2006                                                   34,725             17
       250M   Plainfield 6 3/8% 8/1/2011                                                   272,977            136
       290M   Regional School District #5, 6.3% 3/1/2009                                   314,456            157
       330M   Southington 6.55% 4/1/2012                                                   361,697            181
        90M   Stafford 6.55% 11/15/2008                                                    106,034             53
       250M   Westbrook 6.4% 3/15/2010                                                     292,300            146
-----------------------------------------------------------------------------------------------------------------
                                                                                         5,681,417          2,838
-----------------------------------------------------------------------------------------------------------------
              Health Care--20.2%
              Conn. State Health & Educationial Facilities Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                        492,187            245
        35M     Capital Asset - Series "C" 6 7/8% 1/1/2010                                  37,844             19
       500M     Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                              550,625            275
       500M     Masonicare 5% 7/1/2013                                                     503,750            252
       700M     New Britain General Hospital 6 1/8% 7/1/2014                               762,125            381
       325M     Stamford Hospital 6 1/2% 7/1/2006                                          350,594            175
       750M     Yale-New Haven Hospital 5.7% 7/1/2025                                      791,250            395
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                61/4% 7/1/2016                                                             554,375            277
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,042,750          2,019
-----------------------------------------------------------------------------------------------------------------
              Housing--4.0%
       750M   Connecticut State Housing Finance Authority 6%
                11/15/2010                                                                 801,562            400
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.4%
              Connecticut State Special Tax Oblig. Transportation Infrastructure:
       200M     6 1/4% 10/1/2001*                                                          217,000            108
       285M     6% 10/1/2004*                                                              314,925            157
       250M     6.1% 10/1/2004*                                                            277,812            139
       500M     6 1/2% 10/1/2011                                                           585,000            292
       250M     6 1/8% 9/1/2012                                                            283,750            142
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,678,487            838
-----------------------------------------------------------------------------------------------------------------
              Utilities--4.1%
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
       250M     5 7/8% 8/1/2002*                                                           270,625            135
       500M     6 1/8% 8/1/2014                                                            542,500            271
-----------------------------------------------------------------------------------------------------------------
                                                                                           813,125            406
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--12.6%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2%
                6/15/2008                                                                  615,850            308
              Puerto Rico Public Buildings Authority:
       375M     6 1/4% 7/1/2013                                                            437,813            219
       575M     6 1/4% 7/1/2015                                                            672,750            336
       795M   Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl.
                5% 7/1/2017                                                                795,994            398
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,522,407          1,261
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,894,894)            98.3%                      19,668,929          9,825
Other Assets, Less Liabilities                                1.7                          350,022            175
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%                     $20,018,951        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              General Obligation--3.7%
    $  300M   Miami 6% 12/1/2010                                                        $  337,875       $    134
       500M   North Springs Improvement District 7% 10/1/2009                              608,125            241
-----------------------------------------------------------------------------------------------------------------
                                                                                           946,000            375
-----------------------------------------------------------------------------------------------------------------
              Health Care--9.3%
       350M   North Broward Hospital District 6 1/2% 1/1/2002*                             383,250            152
     1,000M   Orange County Health Facs. Auth. (Orlando Regl. Healthcare)
                6 1/4% 10/1/2018                                                         1,145,000            453
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            831,562            329
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,359,812            934
-----------------------------------------------------------------------------------------------------------------
              Housing--.6%
       135M   Dade County Hsg. Fin. Auth. Single-Family Mtge. 6.95% 12/15/2012             144,619             57
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.5%
       500M   Dade County Aviation Revenue Series "A" 6% 10/1/2010                         551,875            219
       300M   Florida State Turnpike Authority Turnpike Revenue 6.35% 7/1/2002*            327,375            130
       250M   Pensacola Airport Revenue 5.6% 10/1/2017                                     262,812            104
       455M   Port Palm Beach District Revenue 6 1/4% 9/1/2008                             501,069            198
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,643,131            651
-----------------------------------------------------------------------------------------------------------------
              Utilities--53.8%
       750M   Charlotte County Utilities Revenue 6 3/4% 10/1/2003*                         855,000            338
     1,000M   Cocoa Water & Sewer Revenue 5 3/4% 10/1/2017                               1,085,000            429
              Escambia County Utilities Authority Util. Sys. Rev.:
       500M     6 1/4% 1/1/2013                                                            578,125            229
     1,000M     6 1/4% 1/1/2015                                                          1,148,750            455
       690M   Jacksonville Beach Utility Revenue 6 3/4% 10/1/2001*                         759,000            300
       300M   Kissimmee Utility Authority Electric System Revenue 61/2% 10/1/2001*         327,750            130
     1,495M   Lakeland Electric & Water Revenue 6% 10/1/2014                             1,683,744            667
       395M   Miramar Utilities Improvement Revenue 6.4% 10/1/2007                         445,856            177
       650M   North Port Utility Revenue 5% 10/1/2018                                      637,812            253
     1,000M   Plant City Utility System Revenue 6% 10/1/2015                             1,125,000            445
       300M   Reedy Creek Improvement District Utilities Revenue 61/2% 10/1/2001*          325,125            129
       500M   Sarasota County Utility System Revenue 6 1/2% 10/1/2004*                     571,875            226
              Seminole County Water & Sewer Revenue:
       500M     6% 10/1/2009                                                               564,375            223
       500M     6% 10/1/2019                                                               562,500            223
     1,000M   St. John's County Water & Sewer Revenue 5 1/2% 6/1/2011                    1,080,000            428
     1,000M   Sunrise Utility System Revenue 5% 10/1/2028                                  978,750            388
       750M   West Melbourne Water & Sewer Revenue 6 3/4% 10/1/2014                        850,313            337
-----------------------------------------------------------------------------------------------------------------
                                                                                        13,578,975          5,377
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--24.4%
       400M   Florida State Div. Bd. Fin. Dept. General Services 63/4% 7/1/2001*           438,000            173
     1,000M   Indian Trace Community Dev. District 5 3/4% 5/1/2011                       1,082,500            429
     1,000M   Jacksonville Capital Improvement (Gator Bowl Project)
                5 7/8% 10/1/2015                                                         1,076,250            426
       350M   Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                           384,563            152
       600M   Orange County Tourist Development Tax Revenue 5.9% 10/1/2010                 677,250            268
     1,000M   Palm Beach County Criminal Justice Facilities Revenue 5 3/8% 6/1/2011      1,067,500            423
       300M   St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*                         333,000            132
     1,000M   Tampa Sales Tax Revenue 5 3/4% 10/1/2020                                   1,101,250            436
-----------------------------------------------------------------------------------------------------------------
                                                                                         6,160,313          2,439
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $22,383,986)                         24,832,850          9,833
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
              Puerto Rico Commonwealth Government Development Bank
       100M     Adjustable Rate Note 3.15%** (cost $100,000)                               100,000             40
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,483,986)               98.7%             24,932,850          9,873
Other Assets, Less Liabilities                                         1.3                 321,856            127
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%            $25,254,706        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1998.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Education--5.5%
              Private Colleges & Universities Facilities Authority:
    $   80M     Mercer University Project 6.35% 11/1/2006                                $  90,703        $   282
        80M     Spelman University Project 6% 6/1/2009                                      87,824            273
-----------------------------------------------------------------------------------------------------------------
                                                                                           178,527            555
-----------------------------------------------------------------------------------------------------------------
              General Obligation--26.2%
        75M   Columbia County School District 6 1/4% 4/1/2013                               82,566            257
       100M   Hall County School District 6.7% 12/1/2004*                                  115,375            359
       100M   Mitchell County School District 6 1/2% 3/1/2009                              113,239            352
       125M   Paulding County School District 6% 2/1/2013                                  140,866            438
       100M   Peach County School District 6.4% 2/1/2019                                   111,162            346
       150M   Pike County School District 5.7% 2/1/2016                                    164,019            510
       100M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     115,500            359
-----------------------------------------------------------------------------------------------------------------
                                                                                           842,727          2,621
-----------------------------------------------------------------------------------------------------------------
              Health Care--4.3%
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 61/4% 7/1/2016         138,594            431
-----------------------------------------------------------------------------------------------------------------
              Housing--5.0%
       150M   Georgia State Housing & Finance Authority Revenue 5.7% 12/1/2011             161,063            501
-----------------------------------------------------------------------------------------------------------------
              Transportation--11.9%
       300M   Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                 345,762          1,076
        30M   Puerto Rico Commonwealth Hwy. & Transn. Auth.  6 1/4% 7/1/2014                35,062            109
-----------------------------------------------------------------------------------------------------------------
                                                                                           380,824          1,185
-----------------------------------------------------------------------------------------------------------------
              Utilities--33.4%
        95M   Brunswick Water & Sewer Revenue 6.1% 10/1/2019                               109,962            342
        85M   Conyers Water & Sewer Revenue 6.45% 7/1/2010                                  94,563            294
        80M   Cordele Combined Public Utilities Revenue 6.4% 11/1/2014                      89,700            279
       250M   Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                          291,562            907
              Georgia Municipal Gas Authority Revenue:
        80M     6.8% 11/1/2009                                                              91,700            285
       100M     5.8% 1/1/2015                                                              107,750            335
       150M   Milledgeville Water & Sewer Revenue 6% 12/1/2021                             172,313            536
       100M   St. Mary's Water & Sewer Revenue 6 1/8% 7/1/2018                             114,750            357
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,072,300          3,335
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.0%
        80M   Appling County Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                       91,300            284
        80M   Downtown Smyrna Development Authority Revenue 6.7% 2/1/2005*                  92,300            287
        50M   East Point Building Authority Revenue 6% 2/1/2011                             54,179            169
       100M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                       116,750            363
-----------------------------------------------------------------------------------------------------------------
                                                                                           354,529          1,103
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,799,019)                         97.3%           3,128,564          9,731
Other Assets, Less Liabilities                                            2.7               86,632            269
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%          $3,215,196        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Education--7.0%
              Morgan State University Academic & Aux. Facs. Fees Revenue:
    $   90M     7% 7/1/2000*                                                           $    96,975        $    75
       500M     6.05% 7/1/2015                                                             568,125            442
       200M     6.1% 7/1/2020                                                              234,250            182
-----------------------------------------------------------------------------------------------------------------
                                                                                           899,350            699
-----------------------------------------------------------------------------------------------------------------
              General Obligation--28.9%
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2015                              388,937            302
              Baltimore, Maryland:
       100M     6.3% 10/15/2004                                                            111,586             87
       100M     7% 10/15/2009                                                              122,506             95
       250M     5 5/8% 10/15/2012                                                          269,923            210
       100M     5 5/8% 10/15/2013                                                          107,545             84
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                             106,689             83
              Frederick:
       100M     6 1/8% 12/1/2008                                                           108,523             84
       200M     6 1/8% 10/1/2014                                                           218,908            170
              Puerto Rico Commonwealth:
       105M     6.6% 7/1/2002*                                                             116,419             90
       630M     6 1/4% 7/1/2012                                                            727,650            565
       275M     5 1/4% 7/1/2015                                                            282,562            220
       250M     5.65% 7/1/2015                                                             272,500            212
       500M   Queen Annes County 5.6% 11/15/2015                                           531,875            413
       325M   Washington County 5.8% 1/1/2013                                              350,727            272
-----------------------------------------------------------------------------------------------------------------
                                                                                         3,716,350          2,887
-----------------------------------------------------------------------------------------------------------------
              Health Care--18.5%
       500M   Calvert County Economic Development Authority 5% 1/1/2017                    497,500            387
       250M   Maryland State Indl. Dev. Fing. Auth. (Holy Cross Health System)
                5.7% 12/1/2010                                                             273,125            212
              Maryland State Health & Higher Education Facilities Authority:
       500M     Maryland General Hospital 6 1/8% 7/1/2014                                  546,875            425
        20M     Memorial Hospital 7% 7/1/2007                                               20,967             16
       140M     Sinai Hospital of Baltimore 7% 7/1/2000*                                   150,850            117
       110M     Suburban Hospital 6% 7/1/2002*                                             117,700             91
       325M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            360,344            280
       350M   Takoma Park Hospital Facilities (Adventist Hosp.) 6 1/2% 9/1/2012            411,687            320
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,379,048          1,848
-----------------------------------------------------------------------------------------------------------------
              Housing--13.5%
       250M   Baltimore County Mortgage Revenue (Old Orchard Apts.) 7% 7/1/2016            273,125            212
              Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
        45M     7% 6/1/2011                                                                 48,938             38
       345M     7% 4/1/2014                                                                375,619            292
       600M     5 7/8% 7/1/2016                                                            638,250            496
       200M     5.6% 3/1/2017                                                              208,250            162
       175M   Montgomery County Single Family Mortgage Revenue 6 1/2% 7/1/2011             189,656            147
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,733,838          1,347
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
       500M   Maryland State Department of Transportation Zero Coupon 7/1/2012             252,500            196
       525M   Puerto Rico Highway & Transportation Authority 6 1/4% 7/1/2014               613,594            477
-----------------------------------------------------------------------------------------------------------------
                                                                                           866,094            673
-----------------------------------------------------------------------------------------------------------------
              Utilities--7.0%
       250M   Baltimore Revenue Water Project 5.8% 7/1/2015                                268,750            209
              Baltimore Wastewater Utilities Revenue:
       165M     6 1/2% 7/1/2000*                                                           173,044            135
       215M     6 1/4% 7/1/2002*                                                           235,694            183
       200M     6% 7/1/2015                                                                227,000            176
-----------------------------------------------------------------------------------------------------------------
                                                                                           904,488            703
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--16.2%
       300M   Baltimore City Parking System Facilities 5 1/4% 7/1/2021                     315,375            245
              Baltimore Convention Center:
       250M     6.1% 9/1/2013                                                              275,625            214
       500M     5% 9/1/2019                                                                496,250            385
        35M   Maryland Industrial Financing Authority 7% 7/1/2010                           38,281             30
       250M   Maryland State Stadium Authority 5 7/8% 12/15/2013                           271,250            211
       100M   Montgomery County Parking Revenue (Bethesda Parking Lot)
                6 1/4% 6/1/2009                                                            108,625             84
       500M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                       585,000            455
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,090,406          1,624
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,546,501)                     97.8%             12,589,574          9,781
Other Assets, Less Liabilities                                         2.2                 281,462            219
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%            $12,871,036        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Education--11.9%
    $  425M   Massachusetts Health & Edl. Facs. Auth. (Northeastern Univ.)
                7 1/8% 10/1/2000*                                                      $   459,531        $   202
     1,000M   Massachusetts State Indl. Fin. Agy. (Suffolk University)
                5 1/4% 7/1/2017                                                          1,008,750            444
     1,000M   University of Massachusetts Building Authority Revenue
                6 7/8% 5/1/2014                                                          1,242,500            547
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,710,781          1,193
-----------------------------------------------------------------------------------------------------------------
              General Obligation--27.6%
     1,000M   Amherst-Pelham Regional School District 5 1/8% 5/15/2018                     999,310            440
       750M   Boston 5 7/8% 8/1/2012                                                       800,055            352
     1,000M   Frontier Regional School District 5% 6/15/2017                               977,210            430
              Massachusetts General Obligations:
       300M     7% 7/1/2009                                                                363,570            160
     1,000M     6% 8/1/2010                                                              1,130,490            497
     1,100M   New Bedford 5 5/8% 10/1/2016                                               1,158,058            510
       150M   North Borough 7.2% 11/1/2003                                                 154,427             68
              Wareham:
       125M     7.05% 1/15/2001*                                                           137,500             60
       500M     7.1% 1/15/2001*                                                            550,625            242
-----------------------------------------------------------------------------------------------------------------
                                                                                         6,271,245          2,759
-----------------------------------------------------------------------------------------------------------------
              Health Care--21.3%
              Massachusetts Health & Educational Facilities Authority:
              Capital Asset Program:
       225M     7.35% 8/1/2008                                                             237,361            105
       400M     7.2% 7/1/2009                                                              420,144            185
       500M   Carney Hospital 7 3/4% 7/1/2000*                                             545,625            240
       750M   Massachusetts General Hospital 6 1/4% 7/1/2012                               855,000            376
       570M   Milton Hospital 7% 7/1/2016                                                  612,038            269
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                       1,648,125            725
       490M   University Hospital 7 1/4% 7/1/2019                                          527,975            232
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,846,268          2,132
-----------------------------------------------------------------------------------------------------------------
              Housing--5.3%
              Massachusetts Housing Finance Agency:
     1,000M     6% 12/1/2012                                                             1,073,750            472
       130M     7.7% 12/1/2017                                                             135,362             60
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,209,112            532
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.6%
              Massachusetts Bay Transportation Authority:
       690M     Series "A" 7.65% 8/1/2000*                                                 753,825            331
     1,500M     Series "A" 5.8% 3/1/2013                                                 1,651,410            727
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,405,235          1,058
-----------------------------------------------------------------------------------------------------------------
              Utilities--16.9%
              Boston Water & Sewer Commission:
       850M     7% 11/1/2001*                                                              943,500            415
       100M     7 1/4% 11/1/2006                                                           101,082             44
     1,035M     5 3/4% 11/1/2013                                                         1,135,912            500
       475M   Lynn Water & Sewer Commission 7 1/4% 12/1/2000*                              518,938            228
     1,000M   South Essex Sewer District 6 3/4% 6/1/2004*                                1,147,500            505
-----------------------------------------------------------------------------------------------------------------
                                                                                         3,846,932          1,692
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--4.4%
     1,000M   Martha's Vineyard Land Bank Revenue 5 1/8% 5/1/2018                        1,001,250            440
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $20,351,656)                         22,290,823          9,806
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       100M   Massachusetts Health & Edl. Facs. Auth. Capital Asset Program
                Series "A" Adjustable Rate Note 3.95%** (cost $100,000)                    100,000             44
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $20,451,656)              98.5%              22,390,823          9,850
Other Assets, Less Liabilities                                        1.5                  339,901            150
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%             $22,730,724        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1998.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Certificates of Participation--1.8%
    $1,000M   Hudson County Correctional Facility 7 1/4% 12/1/2000*                    $ 1,092,500        $   180
-----------------------------------------------------------------------------------------------------------------
              Education--2.3%
     1,300M   New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.)
                6 1/4% 7/1/2010                                                          1,395,875            230
-----------------------------------------------------------------------------------------------------------------
              General Obligation--19.0%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                            1,998,325            329
              Essex County Improvement Authority:
       545M     Correctional Facility 6.9% 12/1/2004*                                      636,969            105
       955M     County College Project 6.9% 12/1/2004*                                   1,116,156            184
                Orange School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                             1,191,563            196
     1,220M       Series "B" 6.95% 7/1/2005*                                             1,418,250            233
     1,000M   New Jersey State Various Purposes 6% 2/15/2011                             1,126,610            185
     1,550M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                   1,794,125            295
              Union City:
     1,000M     6.7% 9/1/2002*                                                           1,116,250            184
       995M     6.4% 11/1/2013                                                           1,174,548            193
-----------------------------------------------------------------------------------------------------------------
                                                                                        11,572,796          1,904
-----------------------------------------------------------------------------------------------------------------
              Health Care--22.6%
              New Jersey Health Care Facilities Financing Authority:
                Bayonne Hospital:
       205M       6 1/4% 7/1/2004*                                                         230,113             38
     1,045M       6 1/4% 7/1/2012                                                        1,153,419            190
       100M     Community Medical Center 7% 7/1/1999*                                      105,195             17
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                           1,960,944            323
     1,100M     Hunterdon Hospital 7% 7/1/2020                                           1,175,625            194
     1,750M     Monmouth Medical Center 6 1/4% 7/1/2016                                  1,907,500            314
     1,500M     Ocean County Medical Center 6.9% 7/1/2007                                1,636,875            269
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                 3,588,000            590
       825M     St. Barnabas Medical Center 7 1/4% 7/1/2018                                865,871            142
     1,000M     St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                   1,097,500            181
-----------------------------------------------------------------------------------------------------------------
                                                                                        13,721,042          2,258
-----------------------------------------------------------------------------------------------------------------
              Housing--4.5%
              New Jersey State Housing & Mortgage Financing Agency:
       380M     Series "A" 7 1/2% 4/1/2015                                                 396,880             65
       420M     Series "E" 7.65% 10/1/2016                                                 442,050             73
     1,385M     Series "C" 7 3/8% 10/1/2017                                              1,450,787            239
       450M     Series "B" 8.1% 10/1/2017                                                  465,417             76
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,755,134            453
-----------------------------------------------------------------------------------------------------------------
              Transportation--3.4%
       900M   Delaware River Port Authority 7 3/8% 1/1/2007                                932,652            154
     1,000M   New Jersey State Highway Authority (Garden State Parkway)
                6.2% 1/1/2010                                                            1,143,750            188
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,076,402            342
-----------------------------------------------------------------------------------------------------------------
              Utilities--16.5%
              Bergen County Utility Authority Pollution Control:
     1,000M     6 1/2% 6/15/2002*                                                        1,105,000            182
       500M     4 3/4%  12/15/2015                                                         487,250             80
     1,500M   Essex County Impt. Auth. Rev. Utility System 5 3/4% 7/1/2027               1,588,125            261
     1,000M   Evesham Municipal Utilities Authority 7% 7/1/2000*                         1,058,750            174
       150M   Lower Township Municipal Utilities Authority 7% 12/1/2000*                   163,125             27
              New Jersey Wastewater Treatment Trust:
     1,435M     6 1/4% 4/1/2004*                                                         1,605,406            264
     1,310M     7% 7/1/2011                                                              1,594,925            263
     1,140M   Passaic Valley Water Commission 6.4% 12/15/2002*                           1,265,400            208
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer Authority
                6 1/4% 7/1/2013                                                          1,167,500            192
-----------------------------------------------------------------------------------------------------------------
                                                                                        10,035,481          1,651
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--27.4%
     2,900M   Atlantic County Impt. Auth. Lux. Tax. (Convention Center)
                7.4% 7/1/2016                                                            3,693,875            608
       350M   Cape May County Indl. Pollution Control Fin. Auth. 6.8% 3/1/2021             441,000             72
     1,250M   Casino Reinvestment Dev. Auth. Pkg. Fee Rev. 5 1/4% 10/1/2013              1,281,250            211
       650M   Mercer County Impt. Auth. Rev. Library System 5% 12/1/2014                   650,812            107
              New Jersey Economic Development Authority:
                Educational Testing Service:
     1,000M       5.9% 5/15/2015                                                         1,083,750            178
     2,000M       6 1/8% 5/15/2015                                                       2,205,000            363
     2,185M     Market Transition Facility 5 7/8% 7/1/2011                               2,376,187            391
     1,775M     N.J. Performing Arts Center 6% 6/15/2012                                 2,016,844            332
              Puerto Rico Public Buildings Authority:
     1,275M     Series "A" 6 1/4% 7/1/2013                                               1,488,562            245
     1,195M     Series "A" 6 1/4% 7/1/2014                                               1,396,656            230
-----------------------------------------------------------------------------------------------------------------
                                                                                        16,633,936          2,737
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $53,522,632)                         59,283,166          9,755
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       200M   Essex County Improvement Authority Project
                Adjustable Rate Note 3.45%**                                               200,000             33
       100M   Puerto Rico Commonwealth Government Development Bank
                Adjustable Rate Note 3.15%**                                               100,000             16
-----------------------------------------------------------------------------------------------------------------
              Total Value of Short-Term Tax Exempt Investments (cost $300,000)             300,000             49
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $53,822,632)              98.0%              59,583,166          9,804
Other Assets, Less Liabilities                                        2.0                1,191,962            196
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%             $60,775,128        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1998.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.1%
              Certificates of Participation--2.8%
    $  100M   Charlotte Convention Facilities Project 6 3/4% 12/1/2001*                $   110,375        $   137
       100M   Cumberland County Civic Center Project 6.3% 12/1/2008                        111,592            138
-----------------------------------------------------------------------------------------------------------------
                                                                                           221,967            275
-----------------------------------------------------------------------------------------------------------------
              Education--3.3%
       250M   North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                          268,125            332
-----------------------------------------------------------------------------------------------------------------
              General Obligation--34.3%
       250M   Cleveland County 5 1/2% 3/1/2012                                             265,883            329
       200M   Cumberland County 5 1/2% 4/1/2012                                            212,172            262
       200M   Currituck County 5.4% 4/1/2013                                               208,664            258
       200M   Gaston County 5.7% 3/1/2013                                                  211,964            262
       220M   Laurinburg 5.3% 6/1/2012                                                     229,953            285
       200M   Mecklenburg County 6.2% 1/1/2002*                                            215,500            267
       200M   Morganton 5.7% 6/1/2014                                                      213,586            264
       400M   Onslow County 5.7% 3/1/2011                                                  431,088            533
       235M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                     271,425            336
       280M   Rowan County 5.6% 4/1/2014                                                   297,139            368
       200M   Watauga County 5.9% 6/1/2014                                                 214,740            266
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,772,114          3,430
-----------------------------------------------------------------------------------------------------------------
              Health Care--15.2%
       150M   New Hanover County (New Hanover Regional Medical Center)
                5 3/4% 10/1/2026                                                           159,375            197
              North Carolina Medical Care Commission Health Care Facilities:
       500M     Novant Health Project 5% 10/1/2013                                         504,375            624
       250M     Rex Healthcare 5% 6/1/2013                                                 250,937            311
       125M     Rex Healthcare 5% 6/1/2023                                                 121,875            151
       175M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                            194,031            240
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,230,593          1,523
-----------------------------------------------------------------------------------------------------------------
              Housing--1.7%
       125M   North Carolina Housing Finance Agency Multi-Family 6.6% 7/1/2017             137,031            170
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
       505M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                            590,219            730
-----------------------------------------------------------------------------------------------------------------
              Utilities--28.6%
       250M   Asheville Water System Revenue 5 5/8% 8/1/2013                               267,500            331
       250M   Buncombe County Solid Waste System 5.6% 3/1/2011                             267,278            331
       400M   Concord Utilities System Revenue 5% 12/1/2017                                393,500            487
              Fayetteville Public Works Commission Revenue:
       390M     5.7% 2/1/2010                                                              421,325            521
       250M     5.1% 3/1/2015                                                              253,750            314
       250M   Kinston Enterprise System Revenue 5.7% 4/1/2012                              269,687            334
       200M   North Carolina Eastern Municipal Power Agency 5.6% 1/1/2010                  213,060            264
       200M   North Carolina Municipal Power Agency (Catawba Electric)
                6% 1/1/2010                                                                224,004            277
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,310,104          2,859
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.9%
       270M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                       314,550            389
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,335,170)                        97.1%            7,844,703          9,708
Other Assets, Less Liabilities                                           2.9               236,364            292
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%           $8,081,067        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--10.6%
              Allegheny County Higher Educ. Bldg. Auth. (Duquesne Univ.):
    $1,000M     5% 3/1/2016                                                             $  998,750        $   234
     1,570M     5 1/2% 3/1/2020                                                          1,672,050            391
       675M   Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
                6.55% 2/15/2005*                                                           761,906            178
     1,000M   Philadelphia Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
                6 1/8% 5/1/2014                                                          1,086,250            254
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,518,956          1,057
-----------------------------------------------------------------------------------------------------------------
              General Obligation--18.1%
     1,470M   Erie 5.7% 5/15/2012                                                        1,576,502            369
     1,310M   General McLane School District 5 3/4% 5/15/2013                            1,409,625            330
       100M   Jeannette School District 6.65% 6/15/2001*                                   107,125             25
     1,000M   Philadelphia 6% 11/15/2014                                                 1,086,120            254
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                 1,611,690            377
     1,000M   Stroudsburg Area School District 5.8% 10/1/2005*                           1,092,500            256
       800M   Trinity Area School District 65/8% 11/1/2001*                                863,000            202
-----------------------------------------------------------------------------------------------------------------
                                                                                         7,746,562          1,813
-----------------------------------------------------------------------------------------------------------------
              Health Care--23.5%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Project 6.2% 9/1/2015                         1,102,500            258
                Health Center - University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                          1,056,250            247
     1,000M       5.65% 4/1/2014                                                         1,060,000            248
     1,250M     South Hills Health System 5.8% 5/1/2016                                  1,331,250            311
     1,500M   Berks County Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.)
                5.7% 10/1/2014                                                           1,635,000            383
     1,100M   Blair County Hosp. Auth. Rev.(Altoona Hosp.) 63/8% 7/1/2014                1,194,875            280
     1,000M   Dauphin County Gen. Health System (Pinnacle Health System)
                5 1/2% 5/15/2013                                                         1,047,500            245
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Health
                Svcs. 5.7% 11/15/2011                                                    1,087,500            254
       500M   St. Mary Hosp. Auth., Langhorne (Franciscan Health) 7% 7/1/2014              524,275            123
-----------------------------------------------------------------------------------------------------------------
                                                                                        10,039,150          2,349
-----------------------------------------------------------------------------------------------------------------
              Housing--2.4%
              Pennsylvania Housing Finance Agency Single-Family Mtge.:
       460M     7.15% 4/1/2015                                                             487,600            114
       500M     7.3% 10/1/2017                                                             531,250            124
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,018,850            238
-----------------------------------------------------------------------------------------------------------------
              Utilities--31.0%
              Allegheny County Sanitation Authority Sewer Revenue:
     1,100M     6 1/2% 12/1/2001*                                                        1,185,250            277
     1,000M     6 1/4% 12/1/2014                                                         1,101,250            258
       350M   Harrisburg Authority Water Revenue 61/2% 8/15/2002*                          381,062             89
     1,000M   North Pennsylvania Water Authority 67/8% 11/1/2004*                        1,151,250            269
     1,000M   North Wales Water Authority 63/4% 11/1/2004*                               1,140,000            267
              Philadelphia Water & Wastewater:
     1,230M     6 1/4% 8/1/2011                                                          1,420,650            332
     2,000M     6 1/4% 8/1/2012                                                          2,307,500            540
     2,950M   Pittsburgh Water & Sewer Authority 61/2% 9/1/2013                          3,488,375            816
     1,000M   Washington County Indl. Dev. Auth. (West Penn. Power)
                6.05% 4/1/2014                                                           1,088,750            255
-----------------------------------------------------------------------------------------------------------------
                                                                                        13,264,087          3,103
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--12.6%
     1,500M   Harrisburg Authority Pooled Bond Program 55/8% 4/01/2015                   1,576,875            369
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. 7% 6/15/2005*     1,163,750            272
     1,000M   Pennsylvania State Industrial Development Authority 6% 1/1/2012            1,083,750            254
     1,000M   Philadelphia Authority for Ind. Dev. Lease Rev. 5.4% 2/15/2017             1,026,250            240
       500M   Somerset County Gen. Auth. Commonwealth Lease Rev. 7% 10/15/2001*            545,000            128
-----------------------------------------------------------------------------------------------------------------
                                                                                         5,395,625          1,263
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $38,173,402)                         41,983,230          9,823
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       100M   Delaware County Indl. Dev. Auth. Arpt. Facs. Rev.
                (United Parcel Project)
                Adjustable Rate Note 3.90%**                                               100,000             23
       100M   Puerto Rico Commonwealth Government Development Bank
                Adjustable Rate Note 3.15%**                                               100,000             23
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $200,000)                           200,000             46
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $38,373,402)                    98.7%        42,183,230          9,869
Other Assets, Less Liabilities                                              1.3            558,270            131
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%       $42,741,500        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1998.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                       Value     Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Education--7.6%
    $  575M   George Mason University 6 3/8% 8/1/2016                                  $   637,531        $   268
     1,100M   Norfolk Redev. & Hsg. Auth. (Tidewater Cmnty. College)
                5 7/8% 11/1/2015                                                         1,179,750            497
-----------------------------------------------------------------------------------------------------------------
                                                                                         1,817,281            765
-----------------------------------------------------------------------------------------------------------------
              General Obligation--9.4%
       625M   Bristol 5.2% 4/1/2014                                                        648,138            273
     1,000M   Chesapeake Public Improvement 5% 5/1/2013                                  1,008,750            425
       500M   Virginia State Public School Authority 6 1/2% 8/1/2004*                      567,500            239
-----------------------------------------------------------------------------------------------------------------
                                                                                         2,224,388            937
-----------------------------------------------------------------------------------------------------------------
              Health Care--17.9%
     1,150M   Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2014                                                         1,269,313            534
       500M   Hanover County Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
                6% 8/15/2010                                                               559,955            236
              Roanoke Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
       295M     6 1/2% 7/1/2000*                                                           309,381            130
       155M     7 1/4% 7/1/2000*                                                           167,787             71
     1,675M     6 1/8% 7/1/2017                                                          1,936,719            815
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,243,155          1,786
-----------------------------------------------------------------------------------------------------------------
              Transportation--20.4%
     1,000M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                          1,168,750            492
              Richmond Metropolitan Authority Expressway Revenue:
       280M     7% 10/15/2000*                                                             313,950            132
     1,075M     5 1/4% 7/15/2017                                                         1,120,687            472
              Washington, D.C. Metropolitan Area Transportation Authority:
     1,000M     6% 7/1/2008                                                              1,113,620            469
     1,000M     6% 7/1/2010                                                              1,121,980            472
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,838,987          2,037
-----------------------------------------------------------------------------------------------------------------
              Utilities--20.3%
       750M   Leesburg Utility System Revenue 6.3% 7/1/2002*                               824,063            347
       500M   Loudoun County Sanitation Authority Water & Sewer Revenue
                6 1/4% 1/1/2010                                                            546,150            230
     1,000M   Norfolk Water Revenue 5 7/8% 11/1/2015                                     1,075,000            453
     1,000M   Prince William County Svc. Auth. Water & Sewer Sys. Rev.
                6 1/2% 7/1/2001*                                                         1,087,500            458
       560M   Roanoke County Water System Revenue 6 1/2% 7/1/2001*                         609,000            256
       625M   Upper Occoquan Sewer Authority Regional Sewer Revenue
                6 1/2% 7/1/2001*                                                           679,688            286
-----------------------------------------------------------------------------------------------------------------
                                                                                         4,821,401          2,030
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--21.8%
     1,000M   Chesapeake Indl. Dev. Auth. (Chesapeake Court House Proj.)
                5 1/4% 6/1/2017                                                          1,016,250            428
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                           784,000            330
     1,000M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                     1,168,750            492
     1,000M   Richmond Redev. & Hsg. Auth. (Old Manchester Proj.) 6.8% 3/1/2015          1,137,500            479
     1,000M   Riverside Regional Jail Authority 5 7/8% 7/1/2014                          1,077,500            454
-----------------------------------------------------------------------------------------------------------------
                                                                                         5,184,000          2,183
-----------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $20,906,107)                         23,129,212          9,738
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Roanoke Industrial Development Authority (Carilion Health System)
                Adjustable Rate Note 4.00%** (cost $200,000)                               200,000             84
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $21,106,107)                  98.2%          23,329,212          9,822
Other Assets, Less Liabilities                                            1.8              421,910            178
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%         $23,751,122        $10,000
=================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1998.

See notes to financial statements




Statement of Assets and Liabilities
June 30, 1998

-------------------------   ------------------    -----------------------------------------------------------------
                            FIRST INVESTORS                   FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      -----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA          MARYLAND
-------------------------   ------------------    -----------------------------------------------------------------
Assets
Investments in securities:
At identified cost                $175,269,456    $17,894,894      $22,483,986      $2,799,019       $11,546,501
                                  ============    ===========      ===========      ==========       ===========
At value (Note 1A)                $190,832,585    $19,668,929      $24,932,850      $3,128,564       $12,589,574
Cash                                    57,113         21,188          103,635          17,156            47,216
Receivables
Interest                             3,677,325        397,841          366,234          62,631           269,699
Shares sold                            272,349         15,772           22,721          19,900            19,137
Investment securities sold                  --             --               --              --                --
                                  ------------    -----------      -----------      ----------       -----------
Total Assets                       194,839,372     20,103,730       25,425,440       3,228,251        12,925,626
                                  ------------    -----------      -----------      ----------       -----------
Liabilities
Payables:
Investment securities purchased             --             --               --              --                --
Dividend payable                       707,537         72,775           91,480          12,515            48,665
Shares redeemed                        388,270             --           63,901              --                --
Accrued advisory fees                  105,269          8,376           10,581             540             3,213
Accrued expenses                        23,395          3,628            4,772              --             2,712
                                  ------------    -----------      -----------      ----------       -----------
Total Liabilities                    1,224,471         84,779          170,734          13,055            54,590
                                  ------------    -----------      -----------      ----------       -----------
Net Assets                        $193,614,901    $20,018,951      $25,254,706      $3,215,196       $12,871,036
                                  ============    ===========      ===========      ==========        ===========
Net Assets Consist of:
Capital paid in                   $177,243,015    $18,363,561      $22,780,183      $2,888,041       $11,865,443
Undistributed net investment
income (deficit)                         9,382          4,625            5,638             475             2,871
Accumulated net
realized gain (loss)
on investments                         799,375       (123,270)          20,021          (2,865)          (40,351)
Net unrealized
appreciation in value
of investments                      15,563,129      1,774,035        2,448,864         329,545         1,043,073
                                  ------------    -----------      -----------      ----------       -----------
Total                             $193,614,901    $20,018,951      $25,254,706      $3,215,196       $12,871,036
                                  ============    ===========      ===========      ==========       ===========
Net Assets:
Class A                           $188,854,179    $16,726,880      $24,393,012      $2,974,226       $11,007,210
Class B                           $  4,760,722    $ 3,292,071      $   861,694      $  240,970        $1,863,826
Shares outstanding (Note 2):
Class A                             12,762,154      1,266,050        1,798,085         226,707           817,945
Class B                                321,791        249,355           63,513          18,387           138,537
Net asset value and
redemption price per
share--Class A                          $14.80         $13.21           $13.57          $13.12            $13.46
                                        ======         ======           ======          ======            ======
Maximum offering price
per share--Class A*                     $15.79         $14.09           $14.47          $13.99            $14.36
                                        ======         ======           ======          ======            ======
Net asset value and offering
price per share--Class B (Note 2)       $14.79         $13.20           $13.57          $13.11            $13.45
                                        ======         ======           ======          ======            ======



Statement of Assets and Liabilities (continued)

--------------------------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                              NORTH
                                   MASSACHUSETTS       NEW JERSEY            CAROLINA      PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------------------------

Assets
Investments in securities:
At identified cost                   $20,451,656      $53,822,632          $7,335,170       $38,373,402    $21,106,107
                                     ===========      ===========          ==========       ===========    ===========
At value (Note 1A)                   $22,390,823      $59,583,166          $7,844,703       $42,183,230    $23,329,212
Cash                                      80,521          206,461             106,859            84,080         19,382
Receivables:
Interest                                 378,679        1,252,313             129,870           606,210        479,063
Shares sold                                  281           57,343              30,580            44,821         37,820
Investment
securities sold                               --               --                  --           980,541             --
                                     -----------      -----------          ----------       -----------    -----------
Total Assets                          22,850,304       61,099,283           8,112,012        43,898,882     23,865,477
                                     -----------      -----------          ----------       -----------    -----------
Liabilities
Payables:
Investment securities purchased               --               --                  --           980,541             --
Dividend payable                          88,162          222,647              29,584           154,734         85,905
Shares redeemed                           13,794           53,191                  --               275         11,200
Accrued advisory fees                      9,486           30,235               1,361            17,881          9,889
Accrued expenses                           8,138           18,082                  --             3,951          7,361
                                     -----------      -----------          ----------       -----------    -----------
Total Liabilities                        119,580          324,155              30,945         1,157,382        114,355
                                     -----------      -----------          ----------       -----------    -----------
Net Assets                           $22,730,724      $60,775,128          $8,081,067       $42,741,500    $23,751,122
                                     ===========      ===========          ==========       ===========    ===========
Net Assets Consist of:
Capital paid in                      $20,530,077      $54,845,662          $7,663,407       $38,732,157    $21,475,071
Undistributed net investment
income (deficit)                           4,504            4,882               1,231             5,130           (340)
Accumulated net realized
gain (loss) on investments               256,976          164,050             (93,104)          194,385         53,286
Net unrealized appreciation
in value of investments                1,939,167        5,760,534             509,533         3,809,828      2,223,105
                                     -----------      -----------          ----------       -----------    -----------
Total                                $22,730,724      $60,775,128          $8,081,067       $42,741,500    $23,751,122
                                     ===========      ===========          ==========       ===========    ===========
Net Assets:
Class A                              $21,827,056      $58,561,901          $7,842,984       $40,769,050    $22,284,904
Class B                              $   903,668      $ 2,213,227          $  238,083       $ 1,972,450    $ 1,466,218
Shares outstanding
(Note 2):
Class A                                1,797,569        4,408,524             617,179         3,069,654      1,686,442
Class B                                   74,456          166,891              18,740           148,626        111,056
Net asset value and redemption
price per share--Class A                  $12.14           $13.28              $12.71            $13.28         $13.21
                                          ======           ======              ======            ======         ======
Maximum offering price
per share--Class A*                       $12.95           $14.17              $13.56            $14.17         $14.09
                                          ======           ======              ======            ======         ======
Net asset value and offering
price per share--Class B (Note 2)         $12.14           $13.26              $12.70            $13.27         $13.20
                                          ======           ======              ======            ======         ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
Six Months Ended June 30, 1998

-------------------------   ------------------    ----------------------------------------------------------------
                            FIRST INVESTORS                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      ----------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    ----------------------------------------------------------------

Investment Income
Interest income                   $5,612,296         $525,058          $675,528       $86,664             $341,155
                                  ----------         --------          --------       -------             --------
Expenses (Notes 1 and 5):
Advisory fees                        733,587           73,068            94,984        12,282               47,980
Distribution plan
expenses--Class A                    287,370           16,394            24,481         3,066               10,928
Distribution plan
expenses--Class B                     20,216           15,457             4,037         1,049                9,330
Shareholder servicing
costs                                 91,088            8,784             9,346         1,720                5,844
Professional fees                     14,659            3,449             4,549           611                2,264
Custodian fees                        13,054            1,641             2,049           468                1,271
Reports to shareholders                8,854              613               638            72                  236
Bond insurance premiums                9,952            1,280                --            --                1,267
Other expenses                        26,863            4,199             3,525         1,295                3,404
                                  ----------         --------          --------       -------             --------
Total expenses                     1,205,643          124,885           143,609        20,563               82,524
Less: Expenses waived or assumed     (97,812)         (33,006)          (37,126)      (12,711)             (41,816)
Custodian fees paid indirectly        (8,902)          (1,548)           (1,759)         (462)              (1,248)
                                  ----------         --------          --------       -------             --------
Expenses--net                      1,098,929           90,331           104,724         7,390               39,460
                                  ----------         --------          --------       -------             --------
Net investment income              4,513,367          434,727           570,804        79,274              301,695
                                  ----------         --------          --------       -------             --------
Realized and
Unrealized Gain (Loss) on
Investments (Note 4):
Net realized gain
on investments                       799,968           17,080            20,021         8,350               38,666
Net unrealized appreciation
(depreciation) of investments     (1,628,164)          39,296          (137,875)      (10,105)             (12,901)
                                  ----------         --------          --------       -------             --------
Net gain (loss) on investments      (828,196)          56,376          (117,854)       (1,755)              25,765
                                  ----------         --------          --------       -------             --------
Net Increase in Net Assets
Resulting from Operations         $3,685,171         $491,103          $452,950       $77,519             $327,460
                                  ==========         ========          ========       =======             ========


Statement of Operations (continued)

---------------------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
---------------------------------------------------------------------------------------------------------------
                                                                      NORTH
                                 MASSACHUSETTS     NEW JERSEY       CAROLINA     PENNSYLVANIA        VIRGINIA
---------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                      $647,449      $1,689,472       $189,653       $1,163,198          $632,728
                                     --------      ----------       --------       ----------          --------

Expenses (Notes 1 and 5):
Advisory fees                          85,992         227,548         28,126          161,121            88,269
Distribution plan expenses--
Class A                                22,117          58,549          7,298           41,082            22,124
Distribution plan expenses--
Class B                                 4,071          10,654          1,013            9,425             7,067
Shareholder servicing costs            13,199          23,921          3,162           16,095            11,904
Professional fees                       4,276          10,910          1,278            7,690             4,257
Custodian fees                          1,963           4,763          1,108            2,535             1,817
Reports to shareholders                   932           1,740            459            1,134               778
Bond insurance premiums                   315             833            157              593             1,083
Other expenses                          5,255           7,215          1,880            5,683             5,995
                                     --------      ----------       --------       ----------          --------
Total expenses                        138,120         346,133         44,481          245,358           143,294
Less: Expenses waived or assumed      (41,689)        (45,510)       (27,566)         (53,707)          (41,893)
Custodian fees paid indirectly         (1,431)         (2,548)        (1,095)          (2,237)           (1,557)
                                     --------      ----------       --------       ----------          --------
Expenses--net                          95,000         298,075         15,820          189,414            99,844
                                     --------      ----------       --------       ----------          --------
Net investment income                 552,449       1,391,397        173,833          973,784           532,884
                                     --------      ----------       --------       ----------          --------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments      256,976         164,050          3,345          194,385            53,286
Net unrealized appreciation
(depreciation) of investments        (362,567)       (254,925)        20,923         (191,818)          (70,270)
                                     --------      ----------       --------       ----------          --------
Net gain (loss) on investments       (105,591)        (90,875)        24,268            2,567           (16,984)
                                     --------      ----------       --------       ----------          --------
Net Increase in Net Assets
Resulting from Operations            $446,858      $1,300,522       $198,101       $  976,351          $515,900
                                     ========      ==========       ========       ==========          ========
See notes to financial statements


Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------
                                                                                      FIRST INVESTORS MULTI-STATE
                                                              FIRST INVESTORS             INSURED TAX FREE FUND
                                                              NEW YORK INSURED        ---------------------------
                                                             TAX FREE FUND, INC.               CONNECTICUT
                                                          --------------------------- ---------------------------
                                                            1/1/98 to                     1/1/98 to
                                                              6/30/98          1997         6/30/98          1997
-------------------------------------------------------   --------------------------- ---------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $  4,513,367   $  9,669,364   $   434,727   $   795,326
Net realized gain on investments                               799,968        999,973        17,080        50,520
Net unrealized appreciation (depreciation)
of investments                                              (1,628,164)     4,334,404        39,296       584,046
                                                          ------------   ------------   -----------   -----------
Net increase in net assets resulting from operations         3,685,171     15,003,741       491,103     1,429,892
                                                          ------------   ------------   -----------   -----------
Distributions to Shareholders
Net investment income--Class A                              (4,440,654)    (9,533,619)     (373,512)     (727,487)
Net investment income--Class B                                 (79,133)      (124,703)      (58,130)      (69,611)
Net realized gains--Class A                                         --       (991,578)           --            --
Net realized gains--Class B                                         --        (18,325)           --            --
                                                          ------------   ------------   -----------   -----------
Total distributions                                         (4,519,787)   (10,668,225)     (431,642)     (797,098)
                                                          ------------   ------------   -----------   -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                    3,702,438      8,821,313     1,528,864     3,345,337
Reinvestment of distributions                                2,682,473      7,725,167       248,221       577,348
Cost of shares redeemed                                    (11,982,711)   (29,029,473)   (1,250,920)   (3,536,484
                                                          ------------   ------------   -----------   -----------
                                                            (5,597,800)   (12,482,993)      526,165       386,201
                                                          ------------   ------------   -----------   -----------
Class B:
Proceeds from shares sold                                    1,238,504      1,309,248       426,608     1,650,444
Reinvestment of distributions                                   39,882         85,393        43,036        60,562
Cost of shares redeemed                                       (106,729)      (109,219)      (78,356)     (396,030)
                                                          ------------   ------------   -----------   -----------
                                                             1,171,657      1,285,422       391,288     1,314,976
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) from share transactions             (4,426,143)   (11,197,571)      917,453     1,701,177
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) in net assets                       (5,260,759)    (6,862,055)      976,914     2,333,971

Net Assets
Beginning of period                                        198,875,660    205,737,715    19,042,037    16,708,066
                                                          ------------   ------------   -----------   -----------
End of period+                                            $193,614,901   $198,875,660   $20,018,951   $19,042,037
                                                          ============   ============   ===========   ===========
+Includes undistributed net investment income of          $      9,382   $     15,802   $     4,625   $     1,540
                                                          ============   ============   ===========   ===========
(a)Shares Issued and Redeemed
Class A:
Sold                                                           249,751        605,875       116,151       261,160
Issued for distributions reinvested                            181,596        528,609        18,856        44,937
Redeemed                                                      (809,082)    (1,993,188)      (94,873)     (276,898)
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) in--
Class A shares outstanding                                    (377,735)      (858,704)       40,134        29,199
                                                          ============   ============   ===========   ===========
Class B:
Sold                                                            83,838         89,912        32,416       127,371
Issued for distributions reinvested                              2,702          5,830         3,272         4,708
Redeemed                                                        (7,237)        (7,506)       (5,928)      (30,991)
                                                          ------------   ------------   -----------   -----------
Net increase in Class B shares outstanding                      79,303         88,236        29,760       101,088
                                                          ============   ============   ===========   ===========


Statement of Changes in Net Assets (continued)

-----------------------------------------------------     ------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------
                                                                    FLORIDA                     GEORGIA
                                                          --------------------------    ------------------------
                                                            1/1/98 to                     1/1/98 to
                                                              6/30/98          1997         6/30/98         1997
-----------------------------------------------------     ------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $   570,804   $  1,129,186    $    79,274  $   168,712
Net realized gain on investments                               20,021         67,791          8,350       30,180
Net unrealized appreciation (depreciation)
of investments                                               (137,875)       918,984        (10,105)     119,243
                                                          -----------   ------------    -----------  -----------
Net increase in net assets resulting
from operations                                               452,950      2,115,961         77,519      318,135
                                                          -----------   ------------    -----------  -----------
Distributions to Shareholders
Net investment income--Class A                               (551,648)    (1,103,241)       (74,873)    (160,266)
Net investment income--Class B                                (15,745)       (25,765)        (4,270)      (8,102)
Net realized gains--Class A                                        --        (64,428)            --           --
Net realized gains--Class B                                        --         (2,262)            --           --
                                                          -----------   ------------    -----------  -----------
Total distributions                                          (567,393)    (1,195,696)       (79,143)    (168,368)
                                                          -----------   ------------    -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                   2,079,317      3,953,847        144,778      311,222
Reinvestment of distributions                                 233,789        639,331         41,178      121,894
Cost of shares redeemed                                    (1,649,612)    (4,945,111)      (361,769)    (691,067)
                                                          -----------   ------------    -----------  -----------
                                                              663,494       (351,933)      (175,813)    (257,951)
                                                          -----------   ------------    -----------  -----------
Class B:
Proceeds from shares sold                                      48,206        383,014         34,784       46,095
Reinvestment of distributions                                   8,560         19,073          3,566        8,065
Cost of shares redeemed                                       (27,850)      (141,095)            --      (11,387)
                                                          -----------   ------------    -----------  -----------
                                                               28,916        260,992         38,350       42,773
                                                          -----------   ------------    -----------  -----------
Net increase (decrease) from share transactions               692,410        (90,941)      (137,463)    (215,178)
                                                          -----------   ------------    -----------  -----------
Net increase (decrease) in net assets                         577,967        829,324       (139,087)     (65,411)

Net Assets
Beginning of period                                        24,676,739     23,847,415      3,354,283    3,419,694
                                                          -----------   ------------    -----------  -----------
End of period+                                            $25,254,706    $24,676,739    $ 3,215,196  $ 3,354,283
                                                          ===========   ============    ===========  ===========
+Includes undistributed net investment income of          $     5,638    $     2,227    $       475  $       344
                                                          ===========   ============    ===========  ===========
(a)Shares Issued and Redeemed
Class A:
Sold                                                          152,605        297,950         11,052       24,835
Issued for distributions reinvested                            17,230         48,100          3,149        9,603
Redeemed                                                     (121,622)      (373,839)       (27,586)     (54,774)
                                                          -----------   ------------    -----------  -----------
Net increase (decrease) in--
Class A shares outstanding                                     48,213        (27,789)       (13,385)     (20,336)
                                                          ===========   ============    ===========  ===========
Class B:
Sold                                                            3,530         28,887          2,654        3,668
Issued for distributions reinvested                               631          1,432            273          635
Redeemed                                                       (2,061)       (10,782)            --         (895)
                                                          -----------   ------------    -----------  -----------
Net increase in Class B shares outstanding                      2,100         19,537          2,927        3,408
                                                          ===========   ============    ===========  ===========


Statement of Changes in Net Assets (continued)

-----------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          --------------------------   --------------------------
                                                                   MARYLAND                    MASSACHUSETTS
                                                          --------------------------   --------------------------
                                                            1/1/98 to                    1/1/98 to
                                                              6/30/98          1997        6/30/98          1997
-----------------------------------------------------     --------------------------   --------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $    301,695  $    570,758   $    552,449  $  1,155,755
Net realized gain on investments                                38,666        42,900        256,976       140,093
Net unrealized appreciation (depreciation)
of investments                                                 (12,901)      452,934       (362,567)      551,435
                                                          ------------  ------------   ------------  ------------
Net increase in net assets resulting
from operations                                                327,460     1,066,592        446,858     1,847,283
                                                          ------------  ------------   ------------  ------------
Distributions to Shareholders
Net investment income--Class A                                (262,564)     (511,125)      (531,700)   (1,133,213)
Net investment income--Class B                                 (37,368)      (58,525)       (16,412)      (26,803)
Net realized gains--Class A                                         --            --             --      (137,168)
Net realized gains--Class B                                         --            --             --        (4,721)
                                                          ------------  ------------   ------------  ------------
Total distributions                                           (299,932)     (569,650)      (548,112)   (1,301,905)
                                                          ------------  ------------   ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                      883,302     1,369,331        816,687     2,739,539
Reinvestment of distributions                                  129,071       315,673        348,001       983,401
Cost of shares redeemed                                       (734,122)   (1,531,338)    (2,091,868)   (3,944,233)
                                                          ------------  ------------   ------------  ------------
                                                               278,251       153,666       (927,180)     (221,293)
                                                          ------------  ------------   ------------  ------------
Class B:
Proceeds from shares sold                                      130,356       755,812        122,214       242,414
Reinvestment of distributions                                   15,258        33,277          9,539        24,880
Cost of shares redeemed                                        (67,861)      (90,836)        (7,940)      (18,083)
                                                          ------------  ------------   ------------  ------------
                                                                77,753       698,253        123,813       249,211
                                                          ------------  ------------   ------------  ------------
Net increase (decrease) from share transactions                356,004       851,919       (803,367)       27,918
                                                          ------------  ------------   ------------  ------------
Net increase (decrease) in net assets                          383,532     1,348,861       (904,621)      573,296

Net Assets
Beginning of period                                         12,487,504    11,138,643     23,635,345    23,062,049
                                                          ------------  ------------   ------------  ------------
End of period+                                            $ 12,871,036  $ 12,487,504   $ 22,730,724  $ 23,635,345
                                                          ============  ============   ============  ============
+Includes undistributed net investment income of          $      2,871  $      1,108   $      4,504  $        167
                                                          ============  ============   ============  ============
(a)Shares Issued and Redeemed
Class A:
Sold                                                            65,881       105,429         67,065       228,885
Issued for distributions reinvested                              9,642        24,226         28,670        81,842
Redeemed                                                       (54,687)     (118,217)      (171,623)     (328,701)
                                                          ------------  ------------   ------------  ------------
Net increase (decrease) in
Class A shares outstanding                                      20,836        11,438        (75,888)      (17,974)
                                                          ============  ============   ============  ============
Class B:
Sold                                                             9,714        57,852         10,063        20,137
Issued for distributions reinvested                              1,140         2,552            786         2,069
Redeemed                                                        (5,057)       (6,964)          (654)       (1,506)
                                                          ------------  ------------   ------------  ------------
Net increase in Class B shares outstanding                       5,797        53,440         10,195        20,700
                                                          ============  ============   ============  ============


Statement of Changes in Net Assets (continued)

---------------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          --------------------------    --------------------------
                                                                  NEW JERSEY                  NORTH CAROLINA
                                                          --------------------------    --------------------------
                                                            1/1/98 to                     1/1/98 to
                                                              6/30/98          1997         6/30/98          1997
-----------------------------------------------------     --------------------------    --------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $  1,391,397  $  2,894,916    $    173,833  $    299,883
Net realized gain on investments                               164,050       538,959           3,345        14,963
Net unrealized appreciation (depreciation)
of investments                                                (254,925)    1,458,613          20,923       254,334
                                                          ------------  ------------    ------------  ------------
Net increase in net assets resulting
from operations                                              1,300,522     4,892,488         198,101       569,180
                                                          ------------  ------------    ------------  ------------
Distributions to Shareholders
Net investment income--Class A                              (1,353,037)   (2,820,992)       (169,069)     (294,736)
Net investment income--Class B                                 (40,704)      (70,065)         (3,841)       (5,281)
Net realized gains--Class A                                         --      (521,354)             --            --
Net realized gains--Class B                                         --       (17,683)             --            --
                                                          ------------  ------------    ------------  ------------
Total distributions                                         (1,393,741)   (3,430,094)       (172,910)     (300,017)
                                                          ------------  ------------    ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                    2,705,139     5,185,860       1,230,708     1,277,363
Reinvestment of distributions                                  759,075     2,163,582          86,004       189,740
Cost of shares redeemed                                     (4,054,789)   (8,349,542)       (195,764)     (855,438)
                                                          ------------  ------------    ------------  ------------
                                                              (590,575)   (1,000,100)      1,120,948       611,665
                                                          ------------  ------------    ------------  ------------
Class B:
Proceeds from shares sold                                      336,475       514,175          61,154       125,284
Reinvestment of distributions                                   26,835        68,543           2,216         3,236
Cost of shares redeemed                                       (157,876)     (216,809)        (10,799)      (83,078)
                                                          ------------  ------------    ------------  ------------
                                                               205,434       365,909          52,571        45,442
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) from share transactions               (385,141)     (634,191)      1,173,519       657,107
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in net assets                         (478,360)      828,203       1,198,710       926,270

Net Assets
Beginning of period                                         61,253,488    60,425,285       6,882,357     5,956,087
                                                          ------------  ------------    ------------  ------------
End of period+                                            $ 60,775,128  $ 61,253,488    $  8,081,067  $  6,882,357
                                                          ============  ============    ============  ============
+Includes undistributed net investment
income (defict) of                                        $      4,882  $      7,226    $      1,231  $        308
                                                          ============  ============    ============  ============
(a)Shares Issued and Redeemed
Class A:
Sold                                                           203,206       397,509          97,041       103,107
Issued for distributions reinvested                             57,176       164,789           6,802        15,450
Redeemed                                                      (304,672)     (638,130)        (15,470)      (69,558)
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in Class A
shares outstanding                                             (44,290)      (75,832)         88,373        48,999
                                                          ============  ============    ============  ============
Class B:
Sold                                                            25,413        39,138           4,804        10,154
Issued for distributions reinvested                              2,025         5,219             175           264
Redeemed                                                       (11,926)      (16,522)           (861)       (6,823)
                                                          ------------  ------------    ------------  ------------
Net increase in Class B shares outstanding                      15,512        27,835           4,118         3,595
                                                          ============  ============    ============  ============


Statement of Changes in Net Assets (continued)

------------------------------------------------------------------------------------------------------------------
                                                             FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                          --------------------------    --------------------------
                                                                 PENNSYLVANIA                    VIRGINIA
                                                          --------------------------    --------------------------
                                                            1/1/98 to                     1/1/98 to
                                                              6/30/98          1997         6/30/98          1997
-----------------------------------------------------     --------------------------    --------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $    973,784  $  2,102,139    $    532,884  $  1,062,779
Net realized gain on investments                               194,385       499,152          53,286        55,541
Net unrealized appreciation (depreciation)
of investments                                                (191,818)    1,260,229         (70,270)      841,380
                                                          ------------  ------------    ------------  ------------
Net increase in net assets resulting
from operations                                                976,351     3,861,520         515,900     1,959,700
                                                          ------------  ------------    ------------  ------------
Distributions to Shareholders
Net investment income--Class A                                (935,694)   (2,053,887)       (508,650)   (1,017,300)
Net investment income--Class B                                 (35,337)      (48,614)        (26,765)      (49,137)
Net realized gains--Class A                                         --      (481,910)             --       (53,373)
Net realized gains--Class B                                         --       (19,807)             --        (3,353)
                                                          ------------  ------------    ------------  ------------
Total distributions                                           (971,031)   (2,604,218)       (535,415)   (1,123,163)
                                                          ------------  ------------    ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                    1,768,597     4,830,698         956,478     1,989,565
Reinvestment of distributions                                  468,908     1,549,699         279,816       717,022
Cost of shares redeemed                                     (3,695,796)   (7,614,846)     (1,068,984)   (2,405,825)
                                                          ------------  ------------    ------------  ------------
                                                            (1,458,291)   (1,234,449)        167,310       300,762
                                                          ------------  ------------    ------------  ------------
Class B:
Proceeds from shares sold                                      239,193       965,794         128,978       372,554
Reinvestment of distributions                                   15,285        48,384          12,196        30,964
Cost of shares redeemed                                        (22,214)      (83,930)        (63,839)     (227,855)
                                                          ------------  ------------    ------------  ------------
                                                               232,264       930,248          77,335       175,663
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) from share transactions             (1,226,027)     (304,201)        244,645       476,425
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in net assets                       (1,220,707)      953,101         225,130     1,312,962

Net Assets
Beginning of period                                         43,962,207    43,009,106      23,525,992    22,213,030
                                                          ------------  ------------    ------------  ------------
End of period+                                            $ 42,741,500  $ 43,962,207    $ 23,751,122  $ 23,525,992
                                                          ============  ============    ============  ============
+Includes undistributed net investment
income (defict) of                                        $      5,130  $      2,377    $       (340) $      2,191
                                                          ============  ============    ============  ============
(a)Shares Issued and Redeemed
Class A:
Sold                                                           133,295       373,121          72,544       155,283
Issued for distributions reinvested                             35,404       118,522          21,252        55,601
Redeemed                                                      (278,307)     (582,302)        (81,287)     (187,941)
                                                          ------------  ------------    ------------  ------------
Net increase (decrease) in Class A
shares outstanding                                            (109,608)      (90,659)         12,509        22,943
                                                          ============  ============    ============  ============
Class B:
Sold                                                            18,072        73,391           9,794        29,002
Issued for distributions reinvested                              1,156         3,687             927         2,405
Redeemed                                                        (1,670)       (6,492)         (4,838)      (17,762)
                                                          ------------  ------------    ------------  ------------
Net increase in Class B shares outstanding                      17,558        70,586           5,883        13,645
                                                          ============  =============   ============  ============
See notes to financial statements


Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") (collectively, the "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. New York Insured consists of a single investment series and Multi-State Insured consists of seventeen separate investment series. This report relates to New York Insured and the nine funds of Multi-State Insured listed above (each a "Fund"). Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At June 30, 1998, capital loss carryovers were as follows:

                                         Year Capital Loss
                                         Carryovers Expire
                        ------------------------------------------------
MULTI-STATE INSURED          Total         2002        2003         2004
--------------------    ----------    ---------   ---------   ----------
CONNECTICUT Fund          $140,350     $140,350     $    --     $     --
GEORGIA Fund                11,215           --       7,648        3,567
MARYLAND Fund               79,017       66,252          --       12,765
NORTH CAROLINA Fund         96,449       53,037      20,296       23,116

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the six months ended June 30, 1998, the Funds' custodian has provided credits for the New York Insured and Multi-State Insured in the amounts of $8,902 and $13,885, respectively, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital--New York Insured and each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 1998, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                     Cost          Proceeds
                                       of                of
                                Purchases             Sales
                             ------------      ------------
NEW YORK INSURED             $ 46,863,264      $ 59,288,883

MULTI-STATE INSURED
-------------------
CONNECTICUT Fund                1,233,254           433,781
FLORIDA Fund                    4,924,708         4,167,237
GEORGIA Fund                      332,374           472,856
MARYLAND Fund                   1,681,456         1,361,569
MASSACHUSETTS Fund              5,848,740         7,336,322
NEW JERSEY Fund                 3,608,204         5,483,925
NORTH CAROLINA Fund             3,820,623         2,702,719
PENNSYLVANIA Fund               7,323,552         8,872,794
VIRGINIA Fund                   3,350,844         3,146,868

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                     Gross         Gross           Net
                  Aggregate     Unrealized    Unrealized    Unrealized
                       Cost   Appreciation  Depreciation  Appreciation
               ------------   ------------  ------------  ------------
NEW YORK
INSURED        $175,269,717    $15,562,868  $         --   $15,562,868

MULTI-STATE INSURED
-------------------
CONNECTICUT
Fund             17,894,894     1,774,035             --     1,774,035
FLORIDA
Fund             22,483,986     2,450,424          1,560     2,448,864
GEORGIA
Fund              2,799,019       329,545             --       329,545
MARYLAND
Fund             11,546,501     1,043,073             --     1,043,073
MASSACHUSETTS
Fund             20,451,656     1,939,167             --     1,939,167
NEW JERSEY
Fund             53,822,632     5,762,114          1,580     5,760,534
NORTH CAROLINA
Fund              7,335,170       510,153            620       509,533
PENNSYLVANIA
Fund             38,373,402     3,809,828             --     3,809,828
VIRGINIA
Fund             21,106,107     2,223,105             --     2,223,105

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM").
 Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds.
For the six months ended June 30, 1998, total directors/trustees fees accrued by New York Insured and Multi-State Insured amounted to $4,500 and $3,627, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1998, advisory fees of New York Insured amounted to $733,587, of which $97,812 was waived. For the same period, advisory fees for Multi-State Insured amounted to $819,370 of which $271,740 was waived; other expenses in the amount of $63,284 were assumed by FIMCO.

For the six months ended June 30, 1998, FIC, as underwriter, received $86,711 in commissions on sales of shares of New York Insured, after allowing $15,238 to other dealers, and $310,876 in commissions on sales of shares of Multi-State Insured, after allowing $123,560 to other dealers. Shareholder servicing costs of New York Insured and Multi-State Insured consisted of $61,358 and $65,760, respectively, in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. For the six months ended June 30, 1998, FIC was paid a fee of .20% of the average daily net assets of the Class A shares of Multi-State Insured. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, New York Insured held three 144A securities with an aggregate value of $9,262,575 representing approximately 4.78% of the Fund's net assets. These securities are valued as set forth in Note 1A.


Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                 $14.72        $.809         $  .608      $ 1.417        $.820        $.137
1994                                  15.18         .758          (1.510)       (.752)        .768           --
1995                                  13.66         .738           1.331        2.069         .740         .059
1996                                  14.93         .719           (.298)        .421         .720         .091
1997                                  14.54         .709            .395        1.104         .708         .076
1/1/98 to 6/30/98                     14.86         .345           (.060)        .285         .345           --
Class B
1995*                                 13.76         .616           1.232        1.848         .619         .059
1996                                  14.93         .617           (.306)        .311         .620         .091
1997                                  14.53         .608            .406        1.014         .608         .076
1/1/98 to 6/30/98                     14.86         .292           (.071)        .221         .291           --
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                 $12.05        $.615         $ 1.053       $1.668        $.625        $.043
1994                                  13.05         .609          (1.480)       (.871)        .609           --
1995                                  11.57         .617           1.333        1.950         .620           --
1996                                  12.90         .619           (.202)        .417         .617           --
1997                                  12.70         .613            .471        1.084         .614           --
1/1/98 to 6/30/98                     13.17         .304            .038         .342         .302           --
Class B
1995*                                 11.67         .512           1.242        1.754         .524           --
1996                                  12.90         .522           (.204)        .318         .518           --
1997                                  12.70         .516            .470         .986         .516           --
1/1/98 to 6/30/98                     13.17         .251            .028         .279         .249           --




Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                  $.957       $15.18         9.82         $211,967         1.27         5.35
1994                                   .768        13.66        (5.03)         193,916         1.28         5.30
1995                                   .799        14.93        15.45          215,259         1.23         5.10
1996                                   .811        14.54         2.95          203,496         1.23         4.93
1997                                   .784        14.86         7.82          195,273         1.17         4.86
1/1/98 to 6/30/98                      .345        14.80         1.94          188,854         1.12+        4.63+
Class B
1995*                                  .678        14.93        13.66            1,156         2.00+        4.34+
1996                                   .711        14.53         2.18            2,242         1.93         4.23
1997                                   .684        14.86         7.16            3,602         1.87         4.16
1/1/98 to 6/30/98                      .291        14.79         1.51            4,761         1.82+        3.93+
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                  $.668       $13.05        14.10         $ 17,202          .80         4.83
1994                                   .609        11.57        (6.75)          14,848          .87         5.01
1995                                   .620        12.90        17.18           16,725          .85         4.98
1996                                   .617        12.70         3.37           15,203          .81         4.92
1997                                   .614        13.17         8.77           16,151          .80         4.78
1/1/98 to 6/30/98                      .302        13.21         2.63           16,727          .80+        4.59+
Class B
1995*                                  .524        12.90        15.28              857         1.71+        4.12+
1996                                   .518        12.70         2.57            1,505         1.61         4.12
1997                                   .516        13.17         7.95            2,891         1.60         3.98
1/1/98 to 6/30/98                      .249        13.20         2.14            3,292         1.60+        3.79+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1993                                    N/A          N/A           31
1994                                    N/A          N/A           55
1995                                    N/A          N/A           53
1996                                    N/A          N/A           53
1997                                   1.22         4.81           24
1/1/98 to 6/30/98                      1.22+        4.53+          25
Class B
1995*                                   N/A          N/A           53
1996                                    N/A          N/A           53
1997                                   1.92         4.11           24
1/1/98 to 6/30/98                      1.92+        3.83+          25
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1993                                   1.15         4.48           29
1994                                   1.22         4.66           63
1995                                   1.20         4.63           26
1996                                   1.23         4.50           15
1997                                   1.17         4.41           14
1/1/98 to 6/30/98                      1.15+        4.24+           2
Class B
1995*                                  2.07+        3.76+          26
1996                                   2.02         3.71           15
1997                                   1.97         3.61           14
1/1/98 to 6/30/98                      1.95+        3.44+           2

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).



Financial Highlights (continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
FLORIDA FUND
Class A
1993                                 $12.21        $.664         $ 1.032       $1.696        $.671        $.095
1994                                  13.14         .642          (1.346)       (.704)        .646           --
1995                                  11.79         .640           1.527        2.167         .647           --
1996                                  13.31         .623           (.198)        .425         .625           --
1997                                  13.11         .624            .547        1.171         .624         .037
1/1/98 to 6/30/98                     13.62         .310           (.052)        .258         .308           --
Class B
1995*                                 11.87         .529           1.460        1.989         .549           --
1996                                  13.31         .530           (.204)        .326         .526           --
1997                                  13.11         .531            .552        1.083         .526         .037
1/1/98 to 6/30/98                     13.63         .255           (.061)        .194         .254           --
GEORGIA FUND
Class A
1993                                 $11.42        $.603         $ 1.091       $1.694        $.619        $.005
1994                                  12.49         .584          (1.165)       (.581)        .579           --
1995                                  11.33         .653           1.387        2.040         .650           --
1996                                  12.72         .639           (.161)        .478         .648           --
1997                                  12.55         .639            .578        1.217         .637           --
1/1/98 to 6/30/98                     13.13         .323           (.011)        .312         .322           --
Class B
1995*                                 11.42         .529           1.303        1.832         .542           --
1996                                  12.71         .563           (.183)        .380         .550           --
1997                                  12.54         .524            .584        1.108         .538           --
1/1/98 to 6/30/98                     13.11         .269           (.001)        .268         .268           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
FLORIDA FUND
Class A
1993                                  $.766       $13.14        14.19         $ 21,397          .45         5.20
1994                                   .646        11.79        (5.39)          19,765          .62         5.24
1995                                   .647        13.31        18.77           22,229          .75         5.05
1996                                   .625        13.11         3.34           23,299          .83         4.80
1997                                   .661        13.62         9.18           23,840          .80         4.71
1/1/98 to 6/30/98                      .308        13.57         1.92           24,393          .80+        4.56+
Class B
1995*                                  .549        13.31        17.06              299         1.68+        4.12+
1996                                   .526        13.11         2.56              549         1.62         4.01
1997                                   .563        13.63         8.38              837         1.60         3.91
1/1/98 to 6/30/98                      .254        13.57         1.44              862         1.60+        3.76+
GEORGIA FUND
Class A
1993                                  $.624       $12.49        15.16          $ 1,469          .13         4.96
1994                                   .579        11.33        (4.69)           2,065          .20         4.99
1995                                   .650        12.72        18.40            3,047          .20         5.41
1996                                   .648        12.55         3.94            3,269          .38         5.17
1997                                   .637        13.13        10.00            3,152          .40         5.03
1/1/98 to 6/30/98                      .322        13.12         2.41            2,974          .40+        4.92+
Class B
1995*                                  .542        12.71        16.34               97         1.00+        4.61+
1996                                   .550        12.54         3.13              151         1.19         4.36
1997                                   .538        13.11         9.07              203         1.20         4.23
1/1/98 to 6/30/98                      .268        13.11         2.07              241         1.20+        4.12+




Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
FLORIDA FUND
Class A
1993                                   1.10         4.55           53
1994                                   1.19         4.67           98
1995                                   1.15         4.65           68
1996                                   1.16         4.47           55
1997                                   1.11         4.40           19
1/1/98 to 6/30/98                      1.09+        4.27+          17
Class B
1995*                                  2.09+        3.70+          68
1996                                   1.95         3.68           55
1997                                   1.91         3.60           19
1/1/98 to 6/30/98                      1.89+        3.47+          17
GEORGIA FUND
Class A
1993                                   1.84         3.24           50
1994                                   1.93         3.26           78
1995                                   1.42         4.20           45
1996                                   1.44         4.11           37
1997                                   1.33         4.10           21
1/1/98 to 6/30/98                      1.20+        4.12+          10
Class B
1995*                                  2.22+        3.40+          45
1996                                   2.25         3.30           37
1997                                   2.13         3.30           21
1/1/98 to 6/30/98                      2.00+        3.32+          10

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).



Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
MARYLAND FUND
Class A
1993                                 $12.11        $.653         $ 1.083       $1.736        $.660        $.036
1994                                  13.15         .644          (1.373)       (.729)        .651           --
1995                                  11.77         .668           1.348        2.016         .666           --
1996                                  13.12         .650           (.235)        .415         .655           --
1997                                  12.88         .652            .549        1.201         .651           --
1/1/98 to 6/30/98                     13.43         .326            .028         .354         .324           --
Class B
1995*                                 11.85         .561           1.279        1.840         .570           --
1996                                  13.12         .555           (.249)        .306         .556           --
1997                                  12.87         .551            .556        1.107         .547           --
1/1/98 to 6/30/98                     13.43         .272            .018         .290         .270           --
MASSACHUSETTS FUND
Class A
1993                                 $11.71        $.653         $  .716      $ 1.369        $.660        $.139
1994                                  12.28         .627          (1.267)       (.640)        .630           --
1995                                  11.01         .612           1.227        1.839         .613         .016
1996                                  12.22         .603           (.256)        .347         .602         .045
1997                                  11.92         .601            .356         .957         .603         .074
1/1/98 to 6/30/98                     12.20         .296           (.062)        .234         .294           --
Class B
1995*                                 11.09         .508           1.155        1.663         .527         .016
1996                                  12.21         .514           (.263)        .251         .506         .045
1997                                  11.91         .508            .353         .861         .507         .074
1/1/98 to 6/30/98                     12.19         .247           (.051)        .196         .246           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
MARYLAND FUND
Class A
1993                                  $.696       $13.15        14.62          $ 6,643          .45         5.16
1994                                   .651        11.77        (5.59)           6,904          .45         5.27
1995                                   .666        13.12        17.50            8,666          .48         5.32
1996                                   .655        12.88         3.33           10,118          .51         5.10
1997                                   .651        13.43         9.59           10,705          .50         5.01
1/1/98 to 6/30/98                      .324        13.46         2.67           11,007          .50+        4.85+
Class B
1995*                                  .570        13.12        15.82              423         1.38+        4.42+
1996                                   .556        12.87         2.45            1,021         1.31         4.30
1997                                   .547        13.43         8.81            1,782         1.30         4.21
1/1/98 to 6/30/98                      .270        13.45         2.19            1,864         1.30+        4.05+
MASSACHUSETTS FUND
Class A
1993                                  $.799       $12.28        11.93          $23,653          .90         5.37
1994                                   .630        11.01        (5.30)          20,838          .95         5.45
1995                                   .629        12.22        17.07           23,180          .90         5.22
1996                                   .647        11.92         2.99           22,543          .86         5.08
1997                                   .677        12.20         8.27           22,852          .80         5.01
1/1/98 to 6/30/98                      .294        12.14         1.95           21,827          .80+        4.86+
Class B
1995*                                  .543        12.21        15.28              314         1.76+        4.36+
1996                                   .551        11.91         2.16              519         1.66         4.28
1997                                   .581        12.19         7.41              783         1.60         4.21
1/1/98 to 6/30/98                      .246        12.14         1.63              904         1.60+        4.06+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
MARYLAND FUND
Class A
1993                                   1.28         4.33           50
1994                                   1.34         4.37           44
1995                                   1.24         4.55           49
1996                                   1.24         4.37           13
1997                                   1.18         4.33           35
1/1/98 to 6/30/98                      1.17+        4.18+          11
Class B
1995*                                  2.19+        3.61+          49
1996                                   2.05         3.57           13
1997                                   1.98         3.53           35
1/1/98 to 6/30/98                      1.97+        3.38+          11
MASSACHUSETTS FUND
Class A
1993                                   1.15         5.12           32
1994                                   1.20         5.20           64
1995                                   1.15         4.97           40
1996                                   1.18         4.76           45
1997                                   1.15         4.66           28
1/1/98 to 6/30/98                      1.12+        4.54+          26
Class B
1995*                                  2.01+        4.10+          40
1996                                   1.98         3.96           45
1997                                   1.95         3.86           28
1/1/98 to 6/30/98                      1.92+        3.74+          26

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                 $12.67        $.680         $  .947      $ 1.627        $.684        $.103
1994                                  13.51         .659          (1.448)       (.789)        .661           --
1995                                  12.06         .648           1.291        1.939         .652         .097
1996                                  13.25         .636           (.245)        .391         .636         .015
1997                                  12.99         .630            .427        1.057         .629         .118
1/1/98 to 6/30/98                     13.30         .309           (.020)        .289         .309           --
Class B
1995*                                 12.14         .526           1.199        1.725         .528         .097
1996                                  13.24         .533           (.253)        .280         .535         .015
1997                                  12.97         .525            .433         .958         .530         .118
1/1/98 to 6/30/98                     13.28         .254           (.019)        .235         .255           --
NORTH CAROLINA FUND
Class A
1993                                 $11.37        $.595         $  .962       $1.557        $.604        $.043
1994                                  12.28         .594          (1.380)       (.786)        .594           --
1995                                  10.90         .608           1.391        1.999         .609           --
1996                                  12.29         .590           (.159)        .431         .591           --
1997                                  12.13         .597            .530        1.127         .597           --
1/1/98 to 6/30/98                     12.66         .296            .049         .345         .295           --
Class B
1995*                                 10.99         .492           1.307        1.799         .499           --
1996                                  12.29         .496           (.161)        .335         .495           --
1997                                  12.13         .497            .534        1.031         .501           --
1/1/98 to 6/30/98                     12.66         .245            .036         .281         .241           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                  $.787       $13.51        13.09          $64,558          .96         5.12
1994                                   .661        12.06        (5.91)          55,379          .99         5.21
1995                                   .749        13.25        16.41           59,153          .99         5.06
1996                                   .651        12.99         3.09           58,823          .98         4.92
1997                                   .747        13.30         8.36           59,243          .96         4.81
1/1/98 to 6/30/98                      .309        13.28         2.20           58,562          .96+        4.62+
Class B
1995*                                  .625        13.24        14.45              957         1.81+        4.24+
1996                                   .550        12.97         2.22            1,603         1.78         4.12
1997                                   .648        13.28         7.56            2,011         1.76         4.01
1/1/98 to 6/30/98                      .255        13.26         1.78            2,213         1.76+        3.82+
NORTH CAROLINA FUND
Class A
1993                                  $.647       $12.28        13.98          $ 3,883          .13         4.99
1994                                   .594        10.90        (6.45)           3,872          .20         5.22
1995                                   .609        12.29        18.72            4,984          .20         5.18
1996                                   .591        12.13         3.68            5,822          .38         4.94
1997                                   .597        12.66         9.56            6,697          .40         4.87
1/1/98 to 6/30/98                      .295        12.71         2.76            7,843          .40+        4.69+
Class B
1995*                                  .499        12.29        16.65               75         1.00+        4.38+
1996                                   .495        12.13         2.85              134         1.20         4.12
1997                                   .501        12.66         8.71              185         1.20         4.07
1/1/98 to 6/30/98                      .241        12.70         2.24              238         1.20+        3.89+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
NEW JERSEY FUND
Class A
1993                                   1.11         4.97           44
1994                                   1.14         5.06           60
1995                                   1.14         4.91           30
1996                                   1.13         4.77           35
1997                                   1.11         4.66           22
1/1/98 to 6/30/98                      1.11+        4.47+           6
Class B
1995*                                  1.97+        4.08+          30
1996                                   1.93         3.97           35
1997                                   1.91         3.86           22
1/1/98 to 6/30/98                      1.91+        3.67+           6
NORTH CAROLINA FUND
Class A
1993                                   1.28         3.83           32
1994                                   1.44         3.99           61
1995                                   1.36         4.03           76
1996                                   1.31         4.02           43
1997                                   1.23         4.04           30
1/1/98 to 6/30/98                      1.16+        3.93+          37
Class B
1995*                                  2.16+        3.23+          76
1996                                   2.12         3.20           43
1997                                   2.03         3.24           30
1/1/98 to 6/30/98                      1.96+        3.13+          37

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
PENNSYLVANIA FUND
Class A
1993                                 $12.26        $.667         $ 1.048       $1.715        $.663        $.152
1994                                  13.16         .627          (1.447)       (.820)        .630           --
1995                                  11.71         .638           1.463        2.101         .635         .036
1996                                  13.14         .622           (.197)        .425         .627         .028
1997                                  12.91         .624            .523        1.147         .624         .153
1/1/98 to 6/30/98                     13.28         .305           (.001)        .304         .304           --
Class B
1995*                                 11.81         .539           1.376         1.915        .549         .036
1996                                  13.14         .529           (.201)         .328        .530         .028
1997                                  12.91         .526            .510         1.036        .523         .153
1/1/98 to 6/30/98                     13.27         .251           (.001)         .250        .250           --
VIRGINIA FUND
Class A
1993                                 $12.23        $.636          $ .915        $1.551       $.639        $.082
1994                                  13.06         .611          (1.383)        (.772)       .608           --
1995                                  11.68         .625           1.370         1.995        .629         .036
1996                                  13.01         .626           (.195)         .431        .624         .067
1997                                  12.75         .615            .504         1.119        .617         .032
1/1/98 to 6/30/98                     13.22         .304           (.009)         .295        .305           --
Class B
1995*                                 11.76         .510           1.286         1.796        .520         .036
1996                                  13.00         .525           (.194)         .331        .524         .067
1997                                  12.74         .513            .505         1.018        .516         .032
1/1/98 to 6/30/98                     13.21         .250           (.009)         .241        .251           --


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
PENNSYLVANIA FUND
Class A
1993                                  $.815       $13.16        14.28          $35,514           .79        5.17
1994                                   .630        11.71        (6.31)          33,542           .88        5.11
1995                                   .671        13.14        18.29           39,980           .86        5.07
1996                                   .655        12.91         3.39           42,228           .86        4.86
1997                                   .777        13.28         9.14           42,223           .85        4.79
1/1/98 to 6/30/98                      .304        13.28         2.32           40,769           .86+       4.56+
Class B
1995*                                  .585        13.14        16.49              247          1.72+       4.20+
1996                                   .558        12.91         2.61              781          1.66        4.06
1997                                   .676        13.27         8.23            1,739          1.65        3.99
1/1/98 to 6/30/98                      .250        13.27         1.90            1,972          1.66+       3.76+
VIRGINIA FUND
Class A
1993                                  $.721       $13.06        12.94          $24,684           .81        4.97
1994                                   .608        11.68        (5.97)          22,325           .85        5.01
1995                                   .665        13.01        17.42           25,193           .81        5.01
1996                                   .691        12.75         3.47           21,047           .79        4.93
1997                                   .649        13.22         9.03           22,136           .80        4.78
1/1/98 to 6/30/98                      .305        13.21         2.26           22,285           .80+       4.59+
Class B
1995*                                  .556        13.00        15.53              991          1.66+       4.16+
1996                                   .591        12.74         2.66            1,166          1.59        4.13
1997                                   .548        13.21         8.19            1,390          1.60        3.98
1/1/98 to 6/30/98                      .251        13.20         1.84            1,466          1.60+       3.79+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
PENNSYLVANIA FUND
Class A
1993                                   1.10         4.86           37
1994                                   1.13         4.86           81
1995                                   1.11         4.82           48
1996                                   1.11         4.61           42
1997                                   1.10         4.54           37
1/1/98 to 6/30/98                      1.11+        4.31+          17
Class B
1995*                                  1.98+        3.94+          48
1996                                   1.91         3.81           42
1997                                   1.90         3.74           37
1/1/98 to 6/30/98                      1.91+        3.51+          17
VIRGINIA FUND
Class A
1993                                   1.16         4.62           39
1994                                   1.20         4.66           55
1995                                   1.16         4.66           34
1996                                   1.20         4.52           30
1997                                   1.16         4.42           10
1/1/98 to 6/30/98                      1.17+        4.22+          14
Class B
1995*                                  2.02+        3.80+          34
1996                                   2.00         3.72           30
1997                                   1.96         3.62           10
1/1/98 to 6/30/98                      1.97+        3.42+          14

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                               Tait, Weller & Baker
Philadelphia, Pennsylvania
July 31, 1998



FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees
--------------------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
--------------------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

FIMS-149

First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

First Investors
Multi-State Insured
Tax Free Fund

Arizona Fund
California Fund
Colorado Fund
Michigan Fund
Minnesota Fund
Missouri Fund
Ohio Fund
Oregon Fund

SEMI-
ANNUAL
REPORT

JUNE 30, 1998



Chief Investment Officer's Market Overview Letter
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

Dear Investor:

We are pleased to present the semi-annual report for the above eight funds of First Investors Multi-State Insured Tax Free Fund for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June 30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner

Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Certificates of Participation--6.0%
              Arizona State:
     $  100M    6.1% 5/1/2007                                                            $  107,493        $  100
        375M    6 1/4% 9/1/2010                                                             408,345           380
        100M  Arizona State Municipal Financing Program 7.7% 8/1/2010                       124,750           116
-----------------------------------------------------------------------------------------------------------------
                                                                                            640,588           596
-----------------------------------------------------------------------------------------------------------------
              Education--1.0%
       100M   Arizona State University Revenue 7% 7/1/2001*                                 110,125           103
-----------------------------------------------------------------------------------------------------------------
              General Obligation--40.6%
              Maricopa County:
       235M     School District #3 (Tempe) 7.3% 7/1/2009                                    291,308           271
       400M     School District #11 (Peoria) 6.1% 7/1/2010                                  436,096           406
       100M     School District #14 (Creighton) 7 7/8% 7/1/2006                             123,110           115
     1,000M     School District #41 (Gilbert) Zero Coupon 1/1/2008                          649,570           605
       300M     School District #68 (Alhambra) 6 3/4% 7/1/2014                              341,196           318
       380M     School District #80 (Chandler) 6 1/4% 7/1/2011                              437,965           408
       220M     School District #80 (Chandler) 6 1/4% 7/1/2011*                             248,600           231
       100M     School District #92 (Pendergast Elementary) 6 5/8% 7/1/2000*                106,125            99
       200M     School District #231 (Tempe) 7% 7/1/2008                                    239,684           223
       500M   Mohave County Unified School District #1 (Lake Havasu) 5% 7/1/2015            499,990           465
       145M   Pima County Unified School District #13 (Tanque Verde) 6.7% 7/1/2004*         165,358           154
       100M   Puerto Rico Commonwealth 6.6% 7/1/2002*                                       110,875           103
       200M   Santa Cruz County School District #35, 6% 7/1/2008                            217,556           203
              Yavapai County:
       230M     Elementary School District #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009          259,215           241
       215M     Elementary School District #28 (Camp Verde) 6% 7/1/2008                     235,526           219
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,362,174         4,061
-----------------------------------------------------------------------------------------------------------------
              Health Care--11.6%
       650M   Maricopa County Ind. Dev. Auth. (Samaritan Health Svcs.) 7% 12/1/2016         814,125           758
       100M   Mohave County Hosp. Dist. #1 (Kingman Reg. Med. Ctr.) 6.45% 6/1/2008          108,190           101
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.) 6 3/8% 4/1/2012                325,125           302
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,247,440         1,161
-----------------------------------------------------------------------------------------------------------------
              Housing--1.1%
       110M   Phoenix Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                              114,675           107
-----------------------------------------------------------------------------------------------------------------
              Transportation--5.0%
       385M   Phoenix Airport Revenue 6 1/4% 7/1/2012                                       425,906           396
       100M   Phoenix Street & Highway User Revenue 6 1/4% 7/1/2002*                        108,125           101
-----------------------------------------------------------------------------------------------------------------
                                                                                            534,031           497
-----------------------------------------------------------------------------------------------------------------
              Utilities--16.1%
       200M   Central Arizona Water Conservation District Zero Coupon 5/1/2005              148,142           138
              Chandler Water & Sewer Revenue:
       200M     7 1/4% 7/1/2013                                                             254,500           237
       225M     5 1/2% 7/1/2015                                                             235,125           219
       225M   Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                 251,156           234
       350M   Mesa Utility Systems Revenue 6 1/8% 7/1/2007*                                 398,125           370
       100M   Peoria Water & Sewer Revenue 6.6% 7/1/2004                                    105,387            98
       250M   Tucson Water Revenue 8% 7/1/2006*                                             335,938           313
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,728,373         1,609
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--16.8%
       250M   Bullhead City Mun. Ppty. Corp. Excise Tax Rev. 5% 7/1/2012                    252,813           236
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                     333,987           311
       500M   Phoenix Civic Impt. Corp. Water System Rev. 5% 7/1/2016                       500,000           465
       250M   Phoenix Civic Impt. Mun. Facs. Excise Tax Rev. 6.6% 7/1/2004*                 285,312           266
       400M   Sierra Vista Mun. Ppty. Corp. Mun. Facs. Rev. 6% 1/1/2011                     435,240           405
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,807,352         1,683
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,475,519)                        98.2%            10,544,758         9,817
Other Assets, Less Liabilities                                           1.8                196,604           183
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%           $10,741,362       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.8%
              Certificates of Participation--7.8%
    $  500M   Castaic Lake Water Agency Water System Impt. Proj. 7% 8/1/2012            $   614,375       $   399
       500M   San Diego County Inmate Reception Center 6 3/4% 8/1/2004*                     576,875           375
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,191,250           774
-----------------------------------------------------------------------------------------------------------------
              General Obligation--13.4%
       370M   Greenfield School District 7.1% 8/1/2012                                      388,766           253
       500M   San Ramon Valley Unified School District Zero Coupon 7/1/2016                 198,750           129
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                 846,562           550
       500M     7.2% 2/1/2016                                                               630,625           410
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,064,703         1,342
-----------------------------------------------------------------------------------------------------------------
              Health Care--3.2%
       500M   California Health Facilities Fin. Auth. Rev. (Enloe Hlth. Sys.)
                5% 11/15/2018                                                               490,000           319
-----------------------------------------------------------------------------------------------------------------
              Utilities--7.8%
       575M   East Bay Municipal Utility District 6.4% 6/1/2004*                            652,625           424
       250M   Fresno Water Revenue 6 1/4% 9/1/2014                                          288,750           188
       250M   Los Angeles Wastewater System 7% 6/1/1999*                                    261,853           170
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,203,228           782
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--68.6%
       500M   Barstow Redevelopment Agency 7% 9/1/2014                                      616,250           401
       100M   California Public Capital Impt. Fin. Auth. Rev. 8.1% 3/1/2018                 102,732            67
     1,315M   California State Public Works Board 6 1/2% 12/1/2008                        1,536,906           999
       130M   Emeryville Pub. Fing. Auth. (Civic Ctr. Fing. Proj.) 5% 5/1/2028              126,588            82
     1,000M   Long Beach Financing Authority Revenue 6% 11/1/2017                         1,130,000           735
       500M   Los Angeles County Cmnty. Facs. Dist. No. 5
                (Rowland Heights Area) 5% 9/1/2019                                          490,000           318
       300M   Sacramento Redev. Agency Merged Downtown Redev. Proj.
                6 3/4% 11/1/2005                                                            324,375           211
       640M   San Francisco City & Cnty. Pkg. Auth. Rev. 7% 6/1/2011                        749,600           487
       500M   San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.) 6 3/4% 7/1/2015         566,875           368
       500M   San Jose Redevelopment Agency 6% 8/1/2015                                     563,125           366
       700M   San Mateo Joint Powers Authority Lease Revenue 6 1/2% 7/1/2015                827,750           538
       500M   San Rafael Redevelopment Agency 6.45% 12/1/2017                               549,375           357
       500M   Santa Ana Financing Authority Lease Rev. 6 1/4% 7/1/2015                      577,500           375
       750M   Santa Margarita/Dana Point Impt. Dist. 7 1/4% 8/1/2010                        933,750           607
       750M   South Gate Public Financing Authority 6% 10/1/2012                            846,562           550
       500M   South Orange County Public Finance Authority 7% 9/1/2011                      613,750           399
-----------------------------------------------------------------------------------------------------------------
                                                                                         10,555,138         6,860
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,788,701)                      100.8%            15,504,319        10,077
Excess of Liabilities Over Other Assets                                  (.8)              (118,596)          (77)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%           $15,385,723       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Education--9.3%
    $  225M   Colorado Postsecondary Educ. Facs. Auth. Rev. (Aurora Fndtn. Proj.)
                6% 9/1/2015                                                              $  242,719       $   640
       100M   University of Northern Colorado Revenue 6% 6/1/2004*                          110,125           291
-----------------------------------------------------------------------------------------------------------------
                                                                                            352,844           931
-----------------------------------------------------------------------------------------------------------------
              General Obligation--42.9%
       150M   Bayfield School District #10, 6 1/2% 6/1/2009                                 168,188           444
       250M   Douglas County School District #RE 1, 8% 12/15/2009                           327,832           865
       150M   Eagle Garfield & Routt Cntys. School District #RE 50J, 6.3% 12/1/2012         167,211           442
       150M   El Paso County School District #020, 6.2% 12/15/2007                          170,796           451
       150M   Garfield County School District #RE 2, 6.15% 12/1/2003*                       165,562           437
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1, 6.6% 6/15/2004*         170,438           450
       150M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      173,250           457
       100M   Summit County School District #RE 1, 6.55% 12/1/2004*                         113,375           299
       150M   Yuma Hospital District 6.4% 11/1/2004*                                        168,937           446
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,625,589         4,291
-----------------------------------------------------------------------------------------------------------------
              Health Care--12.9%
              Colorado Health Facilities Authority (Sisters of Charity):
       100M     6 1/4% 5/15/2012                                                            116,375           307
       100M     5% 12/1/2013                                                                100,500           265
       250M   Colorado Springs Hospital Revenue 6% 12/15/2015                               273,125           721
-----------------------------------------------------------------------------------------------------------------
                                                                                            490,000         1,293
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.7%
       100M   Arapahoe County Capital Improv. Highway Rev. (E-470)
                6.05% 8/31/2005*                                                            110,375           291
       150M   Denver City & County Airport Revenue 5 3/4% 11/15/2016                        159,375           421
       115M   Puerto Rico Commonwealth Hwy. & Transn. Auth. Rev. 6 1/4% 7/1/2014            134,406           355
-----------------------------------------------------------------------------------------------------------------
                                                                                            404,156         1,067
-----------------------------------------------------------------------------------------------------------------
              Utilities--11.3%
       150M   Westminster Water & Wastewater Util. Enterprise Rev. 6% 12/1/2009             162,387           429
       150M   Widefield Water & Sanitary District Water & Sewer Rev. 5.6% 12/1/2026         156,938           414
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                           109,000           288
-----------------------------------------------------------------------------------------------------------------
                                                                                            428,325         1,131
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--9.7%
       100M   Pueblo Urban Renewal Authority Tax Increment Rev. 6.05% 12/1/2012             108,500           286
       100M   Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                             108,875           287
       130M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        151,450           400
-----------------------------------------------------------------------------------------------------------------
                                                                                            368,825           973
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,326,431)                           96.8%          3,669,739         9,686
Other Assets, Less Liabilities                                              3.2             118,818           314
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%         $3,788,557       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.4%
              Education--2.7%
    $1,000M   Grand Valley Michigan State University Revenue 5 1/2% 2/1/2018            $ 1,068,750       $   268
-----------------------------------------------------------------------------------------------------------------
              General Obligation--51.8%
     1,055M   Calhoun County Water Supply System 5 3/4% 5/1/2019                          1,115,705           280
       325M   Chippewa Valley Schools 7.1% 5/1/2001*                                        357,500            90
     1,000M   Detroit City School District 5.85% 5/1/2016                                 1,072,450           269
     1,000M   Detroit Downtown Development Series "A" 5 3/4% 7/15/2015                    1,065,580           268
     1,000M   East Detroit School District 6.1% 5/1/2016                                  1,086,640           273
     1,000M   Genesee County Sewer Disposal System 5.4% 4/1/2013                          1,035,120           260
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                         1,203,750           302
     1,000M   Gull Lake Community School District Zero Coupon 5/1/2013                      478,920           120
     1,000M   Huron School District Zero Coupon 5/1/2015                                    427,260           107
     1,000M   Lake Orion Community School District 7% 5/1/2005*                           1,172,500           294
     1,000M   Lincoln Park School District 7% 5/1/2006*                                   1,185,000           297
     1,000M   Michigan State Environmental Protection Program 6 1/4% 11/1/2012            1,158,990           291
     1,000M   Montrose Township School District 6.2% 5/1/2017                             1,146,480           288
       450M   Oak Park 7.2% 5/1/2002*                                                       505,688           127
     1,000M   Portage Lake Water & Sewer Authority 6.1% 10/1/2014                         1,096,640           275
     1,195M   Redford Unified School District 6 3/8% 5/1/2010                             1,393,669           350
       800M   Rochester School District 5 5/8% 5/1/2011                                     868,168           218
       250M   Romulus Community Schools 6 3/4% 5/1/2001*                                    272,500            68
       380M   Saline Building Authority 7.1% 7/1/2009                                       416,434           105
     1,000M   South Lake Schools 5 1/8% 5/1/2014                                          1,026,700           258
     1,000M   Waterford Township School District 6 1/4% 6/1/2004*                         1,113,750           280
       300M   White Cloud Public Schools 7.1% 5/1/2000*                                     319,875            80
     1,000M   Zeeland Public Schools 6% 5/1/2004*                                         1,107,500           278
-----------------------------------------------------------------------------------------------------------------
                                                                                         20,626,819         5,178
-----------------------------------------------------------------------------------------------------------------
              Health Care--6.5%
       500M   Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Methodist Hosp.)
                5 1/4% 5/15/2018                                                            503,750           126
              Michigan State Hospital Financial Authority Revenue:
     1,000M     St. John's Hospital 6% 5/15/2008                                          1,075,380           270
     1,000M     Oakwood Obligation Group 5% 8/15/2012                                     1,007,500           253
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,586,630           649
-----------------------------------------------------------------------------------------------------------------
              Housing--1.3%
       500M   Michigan State Housing Dev. Auth. Single-Family Mtge. Rev.
                7.3% 12/1/2016                                                              523,750           132
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.7%
     1,500M   Puerto Rico Commonwealth Hwy. & Transn. Hwy. Rev. 6 1/4% 7/1/2015           1,755,000           441
     1,190M   Wayne Charter County (Detroit Metropolitan Airport) 6 3/4% 12/1/2001*       1,313,462           330
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,068,462           771
-----------------------------------------------------------------------------------------------------------------
              Utilities--20.9%
              Detroit Water Supply System:
       400M     6 3/8% 7/1/2002*                                                            439,500           110
     1,750M     5.55% 7/1/2012                                                            1,890,000           475
     1,275M     6 1/2% 7/1/2015                                                           1,518,844           381
     1,000M   Kalamazoo Water Revenue 6% 9/1/2015                                         1,086,250           273
              Michigan State Strategic Fund (Detroit Edison):
     1,750M     6.95% 5/1/2011                                                            2,127,650           534
       500M     7% 5/1/2021                                                                 636,875           160
       500M   Monroe County Economic Development Corporation (Detroit Edison)
                6.95% 9/1/2022                                                              641,875           161
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,340,994         2,094
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.5%
     1,000M   Grand Rapids Downtown Development Authority
                Zero Coupon 6/1/2009                                                        605,170           152
              Michigan Municipal Bond Authority Revenue:
     1,500M     6.55% 11/1/2008                                                           1,697,100           426
     1,000M     6 1/8% 5/1/2014                                                           1,091,250           274
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,393,520           852
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,528,005)                            99.4%       39,608,925         9,944
Other Assets, Less Liabilities                                                 .6           224,178            56
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $39,833,103       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--5.4%
    $  400M   Minneapolis Special School District #001, 5.9% 2/1/2012                    $  432,500       $   541
-----------------------------------------------------------------------------------------------------------------
              Education--5.5%
       400M   University of Minnesota 5 3/4% 7/1/2017                                       437,500           547
-----------------------------------------------------------------------------------------------------------------
              General Obligation--35.3%
       325M   Becker Wastewater Treatment 5.8% 2/1/2010                                     344,120           430
       180M   Blaine Series "A" Fire Improvement 6.8% 2/1/2001*                             190,575           238
       150M   Cass Lake Independent School District #115, 6 5/8% 2/1/2001*                  158,437           198
       285M   Inner Grove Heights Independent School District #199, 5 3/4% 2/1/2012         304,594           380
       100M   Koochiching County Independent School District #363, 4.7% 2/1/2016             97,427           122
       280M   Lakeville 5 1/2% 2/1/2011                                                     294,297           368
       405M   Lino Lakes 5.7% 2/1/2012                                                      435,051           544
       275M   Minnesota State 6 1/4% 8/1/2002*                                              297,344           371
       350M   North St. Paul Maplewood Independent School District #622,
                7.1% 2/1/2005*                                                              406,438           508
       650M   Rosemount Independent School District No. #196, Zero Coupon 4/1/2014          298,187           373
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,826,470         3,532
-----------------------------------------------------------------------------------------------------------------
              Health Care--20.8%
       195M   Duluth Economic Development Authority (Duluth Clinic) 6.2% 11/1/2012          211,819           265
       200M   Hibbing Health Care Facilities Revenue (Duluth Clinic) 5 1/2% 11/1/2016       207,750           260
              Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care System:
       150M     Childrens Health Care 5.7% 8/15/2016                                        158,625           198
       180M     Health One 7.4% 8/15/2011                                                   194,625           243
       250M   Minneapolis Hospital Revenue (Fairview Hospital) 6 1/2% 1/1/2011              271,250           339
       200M   Minnesota Agric. & Eco. Dev. Brd. (Fairview Hospital) 5 3/4% 11/15/2026       214,000           267
       170M   St. Cloud Hosp. Facs. Rev. (St. Cloud Hosp.) Series "B" 7% 7/1/2001*          187,000           234
       200M   St. Louis Park Hosp. Rev. Facs. (Methodist Hospital) 7 1/4% 7/1/2000*         216,500           271
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,661,569         2,077
-----------------------------------------------------------------------------------------------------------------
              Housing--18.9%
       120M   Eagen Multi-Family Housing (Forest Ridge Apts.) 7 1/2% 3/1/2027               123,900           155
              Minnesota State Housing Finance Authority:
       625M     Rental Housing Revenue 5.9% 8/1/2015                                        658,594           823
              Single Family Mortgage Revenue:
        80M     6.9% 7/1/2009                                                                85,900           108
        70M     7.7% 7/1/2014                                                                73,850            92
       225M     6.4% 1/1/2015                                                               241,031           301
              St. Paul Housing & Redevelopment Authority:
        65M     Multi-Family Housing Revenue 7 1/2% 3/1/2026 (Defaulted)(Note 1A)            68,062            85
       240M     Single Family Mortgage Revenue 6 1/4% 9/1/2014                              257,700           322
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,509,037         1,886
-----------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
       150M   Northern Municipal Power Agency Electric System Revenue
                5 1/4% 1/1/2017                                                             153,562           192
       210M   Southern Minn. Municipal Power Agency Power Supply System
                5 3/4% 1/1/2018*                                                            222,600           278
       325M   Western Minn. Municipal Power Agency 5 1/2% 1/1/2011                          344,906           431
-----------------------------------------------------------------------------------------------------------------
                                                                                            721,068           901
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.9%
       300M   Scott County Hsg. & Redev. Auth. Fac. Lease Rev. 5 1/2% 12/1/2015             313,125           391
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,326,750)                             98.8%        7,901,269         9,875
Other Assets, Less Liabilities                                                1.2           100,178           125
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $8,001,447       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Certificates of Participation--2.3%
    $   50M   Richmond Heights Capital Improvement Projects 5.3% 8/15/2017               $   50,625       $   233
-----------------------------------------------------------------------------------------------------------------
              General Obligation--14.3%
        50M   Lincoln County Reorg. School District #3, 6.1% 3/1/2005*                       55,437           254
        90M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      103,950           478
        50M   Springfield School District 7% 3/1/2008                                        60,261           277
        80M   St. Charles School District 6 1/2% 2/1/2006*                                   91,800           422
-----------------------------------------------------------------------------------------------------------------
                                                                                            311,448         1,431
-----------------------------------------------------------------------------------------------------------------
              Health Care--27.1%
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System 6 3/4% 5/15/2011                                          166,702           766
        90M     Health Midwest 6.1% 6/1/2011                                                 98,672           453
       125M     Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007                      135,735           623
       100M   New Liberty Hospital District Revenue 5.1% 12/1/2023                           98,750           454
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016          88,700           408
-----------------------------------------------------------------------------------------------------------------
                                                                                            588,559         2,704
-----------------------------------------------------------------------------------------------------------------
              Housing--4.4%
        90M   Missouri State Hsg. Devel. Comm. (Ecumenical Housing) 5.8% 3/1/2010            95,175           437
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.5%
        75M   Kansas City Airport Revenue 6 7/8% 9/1/2004*                                   86,531           397
        85M   Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2013                                                              99,238           456
-----------------------------------------------------------------------------------------------------------------
                                                                                            185,769           853
-----------------------------------------------------------------------------------------------------------------
              Utilities--19.7%
        80M   Liberty Sewer System Revenue 6.15% 2/1/2015                                    88,900           408
              Missouri State Env. Impt. & Energy Res. Auth. Water Poll. Control:
        80M     6% 1/1/2016                                                                  84,800           390
        85M     6.05% 7/1/2016                                                               92,119           423
       150M   St. Louis Water and Sewer Revenue 6% 7/1/2014                                 162,750           748
-----------------------------------------------------------------------------------------------------------------
                                                                                            428,569         1,969
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--21.3%
              Clay County Public Bldg. Authority Leasehold Revenue:
        50M     7% 5/15/2004*                                                                57,313           263
       100M     5 1/8% 5/15/2014                                                            101,250           465
        80M   Excelsior Springs School Dist. Bldg. Corp. Leasehold Rev.
                6 1/2% 3/1/2009                                                              86,862           399
              St. Louis Municipal Financing Corp. Leasehold Revenue:
        40M     6 1/4% 2/15/2005*                                                            44,700           206
        80M     5 3/4% 8/1/2013                                                              85,300           392
        80M   Warren County Public Facs. Authority Leasehold Revenue
                6.3% 6/1/2010                                                                88,224           405
-----------------------------------------------------------------------------------------------------------------
                                                                                            463,649         2,130
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,933,544)                            97.6%         2,123,794         9,757
Other Assets, Less Liabilities                                               2.4             52,801           243
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%        $2,176,595       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.3%
              General Obligation--73.0%
    $1,000M   Adams County Valley Local School District 7% 12/1/2015                     $1,241,250       $   631
       800M   Avon Local School District 6 1/2% 12/1/2015                                   946,584           481
       500M   Batavia Local School District 7% 12/1/2005*                                   591,875           301
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                           1,194,830           607
       425M   Bedford Heights 6 1/2% 12/1/2014                                              475,919           242
       500M   Brecksville-Broadview Heights City School District 6 1/2% 12/1/2016           568,245           289
       250M   Cardington & Lincoln Local School District 6.6% 12/1/2014                     271,997           138
              Cleveland:
       500M     6 3/8% 7/1/2002*                                                            550,625           280
       250M     6 5/8% 11/15/2004*                                                          287,188           146
       500M   Clyde-Green Springs Exempted Village School District 7% 12/1/2013             580,150           295
       450M   Dublin 6.4% 12/1/2014                                                         524,812           267
       525M   East Clinton Local School District 6 7/8% 12/1/2009                           603,288           306
       265M   Finneytown Local School District 6 1/4% 12/1/2012                             305,206           155
       700M   Garfield Heights 6.3% 12/1/2014                                               772,079           392
       500M   Lakeview Local School District 6.9% 12/1/2004*                                582,500           296
       500M   Lakewood City School District 6.95% 12/1/2015                                 575,580           292
       270M   Muskingum County 7.2% 12/1/2010                                               293,263           149
       500M   North Royalton City School District 6% 12/1/2014                              558,480           284
       250M   Olmsted Falls Local School District 6.85% 12/15/2004*                         290,938           148
       350M   Portage County 6.2% 12/1/2014                                                 384,118           195
       285M   Shaker Heights City School District 7.1% 12/15/2010                           345,563           176
       250M   Springfield Local School District 7 1/8% 12/1/2012                            271,415           138
              Summit County:
       115M     6.9% 8/1/2012                                                               125,560            64
       550M     6.4% 12/1/2014                                                              615,313           313
       250M   Toledo 6 1/2% 12/1/2002*                                                      278,437           141
       500M   Tuscarawas Valley Local School District 6.6% 12/1/2015                        569,925           290
       250M   Valley View 7% 12/1/2000*                                                     271,875           138
       250M   Wayne Local School District 6.45% 12/1/2011                                   293,670           149
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,370,685         7,303
-----------------------------------------------------------------------------------------------------------------
              Health Care--9.4%
       255M   Franklin County Hospital Revenue (Holy Cross Health System)
                7 5/8% 6/1/2009                                                             273,806           139
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                             526,250           267
       125M   Lucas County Hosp. Impt. Rev. (St. Vincent Med. Ctr.)
                6 3/4% 8/15/2000*                                                           133,281            68
       300M   Montgomery County (Sisters of Charity Health Care)
                6 1/4% 5/15/2003*                                                           330,000           168
       125M   Parma Hosp. Impt. (Parma Cmnty. General Hosp. Assoc.)
                7.2% 11/15/2008                                                             128,896            65
       400M   Trumbull County Hospital Revenue 6.9% 11/15/2003*                             452,500           230
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,844,733           937
-----------------------------------------------------------------------------------------------------------------
              Utilities--15.5%
       600M   Alliance Sewer System Revenue 6% 10/15/2010                                   656,250           333
       340M   Cleveland Waterworks Revenue 6 1/2% 1/1/2002*                                 372,300           189
       280M   Hamilton Wastewater Revenue 5.9% 10/15/2011                                   306,600           156
       165M   Ohio State Air Quality Dev. Auth. Rev. (Ohio Power Co.) 7.4% 8/1/2009         172,973            88
       750M   Ohio State Water Dev. Auth. Rev. Fresh Water Series 5% 6/1/2016               747,188           380
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series 7% 12/1/2009               294,062           149
       200M   Toledo Water Revenue 6% 11/15/2007                                            220,000           112
       250M   Warren Waterworks Revenue 5 1/2% 11/1/2015                                    270,938           138
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,040,311         1,545
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--1.4%
       250M   Ohio State Building Auth. (Juvenile Correction Projects) 6.6% 10/1/2014       281,562           143
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,654,909)                          99.3%         19,537,291         9,928
Other Assets, Less Liabilities                                               .7             142,613            72
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%        $19,679,904       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Certificates of Participation--5.9%
    $  500M   Oregon State Dept. of Administrative Services 5.65% 5/1/2012              $   538,750       $   420
       100M   Oregon State Dept. of General Services 6% 9/1/2010                            106,800            83
       100M   Washington County Educational Service District 7% 6/1/2005*                   116,625            91
-----------------------------------------------------------------------------------------------------------------
                                                                                            762,175           594
-----------------------------------------------------------------------------------------------------------------
              Education--4.3%
       200M   Chemeketa Community College District 6.4% 7/1/2009                            226,268           176
       100M   Multnomah County Educl. Facs. (Univ. of Portland) 5.1% 4/1/2013               102,375            80
       200M   Oregon State Hlth. & Hsg. Educl. & Cult. Facs. (Lewis & Clark College)
                6% 10/1/2013                                                                218,750           170
-----------------------------------------------------------------------------------------------------------------
                                                                                            547,393           426
-----------------------------------------------------------------------------------------------------------------
              General Obligation--45.9%
       300M   Chemeketa Community College District 5.8% 6/1/2006*                           330,750           258
       200M   Clackamas County School District #115, 5.8% 6/1/2008                          220,250           171
       250M   Jackson County School District #005 (Ashland) 5.7% 6/1/2007                   273,713           213
       200M   Josephine County School District (Three Rivers) 5.65% 12/1/2008               213,004           166
       200M   Klamath County Series "A" 5.3% 6/1/2011                                       214,102           167
       245M   La Grande 5 5/8% 6/1/2011                                                     260,464           203
              Lane County School District:
       200M     #019 (Springfield) 6 1/4% 10/15/2004*                                       224,500           175
       250M     #019 (Springfield) 6% 10/15/2014                                            279,375           218
       115M     #052 (Bethel) 7% 12/1/2006                                                  136,161           106
       200M   Lincoln County School District 5 1/4% 6/15/2012                               207,240           162
       180M   Linn County School District #095 (Scio) 5 3/4% 7/15/2011                      192,013           150
       100M   Marion & Linn Counties Elem. School Dist. #077J (Stayton)
                6.1% 7/1/2009                                                               110,190            86
       200M   Polk Marion & Benton Counties School District #13, 5 1/2% 12/1/2008           213,662           167
              Puerto Rico Commonwealth:
       540M     6 1/4% 7/1/2012                                                             623,700           486
       650M     6 1/4% 7/1/2013                                                             752,375           586
       250M   Tillamook County 5.6% 1/15/2012                                               266,373           208
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                221,000           172
       500M     5 1/4% 7/1/2014                                                             519,795           405
       170M   Washington County School District #003 (Hillsboro) 6% 11/1/2005*              189,125           147
       200M   Washington County School District #88 (Sherwood) 6.1% 6/1/2012                218,176           170
       200M   Yamhill County School District #029J (Newberg) 6.1% 6/1/2004*                 221,250           172
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,887,218         4,588
-----------------------------------------------------------------------------------------------------------------
              Health Care--2.2%
        25M   Clackamas County Health Facs. Auth. (Adventist Health)
                6.35% 3/1/2009                                                               27,088            21
       250M   Medford Hospital Facs. Auth. (Asante Health System)
                5 1/4% 8/15/2013                                                            255,625           199
-----------------------------------------------------------------------------------------------------------------
                                                                                            282,713           220
-----------------------------------------------------------------------------------------------------------------
              Housing--5.5%
              Oregon State Housing & Community Svcs. Dept. Mtge. Rev. Single
                Family Mortgage Program:
       250M       6% 7/1/2012                                                               271,250           212
       400M       5.95% 7/1/2013                                                            427,500           333
-----------------------------------------------------------------------------------------------------------------
                                                                                            698,750           545
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.0%
              Oregon State Department of Transportation Revenue:
       100M     7% 6/1/2004                                                                 114,161            89
       100M     6.2% 6/1/2008                                                               110,534            86
       200M     6 1/4% 6/1/2009                                                             222,022           173
       500M   Puerto Rico Highway & Transportation Authority Highway Revenue
                6 1/4% 7/1/2014                                                             584,375           456
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,031,092           804
-----------------------------------------------------------------------------------------------------------------
              Utilities--23.0%
              Emerald Peoples Utility District:
       100M     6.4% 11/1/2001*                                                             107,500            84
       325M     7.35% 11/1/2011                                                             412,490           321
       200M   Klamath Falls Water Revenue 6.1% 6/1/2014                                     218,250           170
       250M   Marion County Solid Waste & Elec. Revenue 5 3/8% 10/1/2008                    265,780           207
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                      270,000           210
              Portland Sewer System Revenue:
       400M     6.2% 6/1/2004*                                                              445,500           347
       200M     6 1/4% 6/1/2004*                                                            222,750           174
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2012                                   265,000           207
       200M   South Fork Water Board Water Revenue 6% 2/1/2014                              219,750           171
              Washington County Unified Sewer Agency:
       250M     5 3/4% 10/1/2012                                                            279,375           218
       240M     5 1/2% 10/1/2014                                                            255,300           199
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,961,695         2,308
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
       100M   Puerto Rico Municipal Finance Agency 6% 7/1/2014                              108,875            85
       325M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        378,625           295
-----------------------------------------------------------------------------------------------------------------
                                                                                            487,500           380
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,703,264)                        98.6%           12,658,536         9,865
Other Assets, Less Liabilities                                            1.4               173,032           135
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%          $12,831,568       $10,000
=================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements



Statement of Assets and Liabilities
June 30, 1998

-------------------------------------------------------------------------------------------------------------------
                                                           FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                     --------------------------------------------------------------
                                                         ARIZONA       CALIFORNIA         COLORADO         MICHIGAN
-------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                   $ 9,475,519      $13,788,701       $3,326,431      $35,528,005
                                                     ===========      ===========      ===========      ===========
At value (Note 1A)                                   $10,544,758      $15,504,319       $3,669,739      $39,608,925
Cash                                                      73,705          182,771          101,448           40,019
Receivables:
Interest                                                 217,820          240,392           34,057          501,992
Investment securities sold                                    --          494,287               --               --
Trust shares sold                                             47           25,905              141           36,036
                                                     -----------      -----------      -----------      -----------
Total Assets                                          10,836,330       16,447,674        3,805,385       40,186,972
                                                     -----------      -----------      -----------      -----------
Liabilities
Payables:
Investment securities purchased                               --          815,116               --               --
Dividend payable                                          42,225           57,761           14,696          144,611
Trust shares redeemed                                     50,000          178,226            1,500          188,626
Accrued advisory fees                                      2,691            6,442              632           16,683
Accrued expenses                                              52            4,406               --            3,949
                                                     -----------      -----------      -----------      -----------
Total Liabilities                                         94,968        1,061,951           16,828          353,869
                                                     -----------      -----------      -----------      -----------
Net Assets                                           $10,741,362      $15,385,723       $3,788,557      $39,833,103
                                                     ===========      ===========      ===========      ===========
Net Assets Consist of:
Capital paid in                                      $ 9,733,200      $13,568,158       $3,463,606      $35,584,999
Undistributed net investment income                        1,728            7,958              877            7,096
Accumulated net realized gain (loss)
on investments                                           (62,805)          93,989          (19,234)         160,088
Net unrealized appreciation in value
of investments                                         1,069,239        1,715,618          343,308        4,080,920
                                                     -----------      -----------      -----------      -----------
Total                                                $10,741,362      $15,385,723       $3,788,557      $39,833,103
                                                     ===========      ===========      ===========      ===========
Net Assets:
Class A                                              $10,338,041      $14,960,155       $3,424,271      $38,804,527
Class B                                              $   403,321      $   425,568       $  364,286      $ 1,028,576

Trust shares outstanding (Note 2):
Class A                                                  767,288        1,237,145          263,146        2,975,483
Class B                                                   29,947           35,206           28,013           78,931

Net asset value and redemption price
per share--Class A                                        $13.47           $12.09           $13.01           $13.04
                                                     ===========      ===========      ===========      ===========
Maximum offering price per share--
Class A*                                                  $14.37           $12.90           $13.88           $13.91
                                                     ===========      ===========      ===========      ===========
Net asset value and offering price
per share--Class B (Note 2)                               $13.47           $12.09           $13.00           $13.03
                                                     ===========      ===========      ===========      ===========


Statement of Assets and Liabilities (continued)

-------------------------------------------------------------------------------------------------------------------
                                                           FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------
                                                       MINNESOTA         MISSOURI             OHIO           OREGON
-------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                    $7,326,750       $1,933,544      $17,654,909      $11,703,264
                                                     ===========      ===========      ===========      ===========
At value (Note 1A)                                    $7,901,269       $2,123,794      $19,537,291      $12,658,536
Cash                                                      10,130           23,459           90,515          109,521
Receivables:
Interest                                                 174,143           38,204          148,892          177,798
Investment securities sold                                    --               --          489,476               --
Trust shares sold                                             --               --            1,464              410
                                                     -----------      -----------      -----------      -----------
Total Assets                                           8,085,542        2,185,457       20,267,638       12,946,265
                                                     -----------      -----------      -----------      -----------
Liabilities
Payables:
Investment securities purchased                               --               --          487,524               --
Dividend payable                                          32,986            8,495           73,506           47,886
Trust shares redeemed                                     46,748               --            9,551           63,557
Accrued advisory fees                                      2,030              367            8,234            3,220
Accrued expenses                                           2,331               --            8,919               34
                                                     -----------      -----------      -----------      -----------
Total Liabilities                                         84,095            8,862          587,734          114,697
                                                     -----------      -----------      -----------      -----------
Net Assets                                            $8,001,447       $2,176,595      $19,679,904      $12,831,568
                                                     ===========      ===========      ===========      ===========
Net Assets Consist of:
Capital paid in                                       $7,503,116       $2,048,820      $17,724,340      $12,038,202
Undistributed net investment income                        2,822              336            6,705            3,383
Accumulated net realized gain (loss)
on investments                                           (79,010)         (62,811)          66,477         (165,289)
Net unrealized appreciation in value
of investments                                           574,519          190,250        1,882,382          955,272
                                                     -----------      -----------      -----------      -----------
Total                                                 $8,001,447       $2,176,595      $19,679,904      $12,831,568
                                                     ===========      ===========      ===========      ===========
Net Assets:
Class A                                               $7,956,046       $2,056,524      $19,295,897      $11,934,008
Class B                                               $   45,401       $  120,071      $   384,007      $   897,560

Trust shares outstanding (Note 2):
Class A                                                  683,725          160,717        1,523,210          947,413
Class B                                                    3,901            9,382           30,327           71,334

Net asset value and redemption price
per share--Class A                                        $11.64           $12.80           $12.67           $12.60
                                                     ===========      ===========      ===========      ===========
Maximum offering price per share--
Class A*                                                  $12.42           $13.65           $13.51           $13.44
                                                     ===========      ===========      ===========      ===========
Net asset value and offering price
per share--Class B (Note 2)                               $11.64           $12.80           $12.66           $12.58
                                                     ===========      ===========      ===========      ===========

*On purchases of $25,000 or more, the sales charge is reduced.





Statement of Operations
Six Months Ended June 30, 1998

------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                              --------------------------------------------------
                                                ARIZONA    CALIFORNIA     COLORADO      MICHIGAN
------------------------------------------------------------------------------------------------
Investment Income
Interest income                                $281,198      $420,646     $101,002    $1,093,969
                                             ----------    ----------   ----------    ----------
Expenses (Notes 1 and 5):
Advisory fees                                    39,305        58,186       14,318       150,857
Distribution plan expenses--Class A              10,056        15,199        3,462        39,228
Distribution plan expenses--Class B               2,121         1,585        1,781         5,008
Shareholder servicing costs                       3,824         5,602        2,602        16,211
Professional fees                                 1,841         2,866          699         7,326
Custodian fees                                    1,245         1,785          574         3,552
Reports to shareholders                             187           387          131         1,137
Bond insurance premiums                              96           335           --           931
Other expenses                                    2,580         2,172        1,293         6,549
                                             ----------    ----------   ----------    ----------
Total expenses                                   61,255        88,117       24,860       230,799
Less: Expenses waived or assumed                (32,110)      (23,995)     (15,228)      (50,286)
Custodian fees paid indirectly                   (1,226)         (745)        (567)       (1,574)
                                             ----------    ----------   ----------    ----------
Expenses--net                                    27,919        63,377        9,065       178,939
                                             ----------    ----------   ----------    ----------
Net investment income                           253,279       357,269       91,937       915,030
                                             ----------    ----------   ----------    ----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                 22,141        93,989        5,008       160,088
Net unrealized appreciation (depreciation)
of investments                                  (11,821)     (132,145)         801      (229,782)
                                             ----------    ----------   ----------    ----------
Net gain (loss) on investments                   10,320       (38,156)       5,809       (69,694)
                                             ----------    ----------   ----------    ----------
Net Increase in Net Assets Resulting
from Operations                                $263,599      $319,113     $ 97,746    $  845,336
                                             ==========    ==========   ==========    ==========


Statement of Operations (continued)

------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                              --------------------------------------------------
                                              MINNESOTA      MISSOURI         OHIO        OREGON
------------------------------------------------------------------------------------------------
Investment Income
Interest income                                $229,344       $54,093     $539,336      $327,251
                                             ----------    ----------   ----------    ----------
Expenses (Notes 1 and 5):
Advisory fees                                    30,758         7,584       73,512       47,765
Distribution plan expenses--Class A               8,157         1,904       19,238       11,910
Distribution plan expenses--Class B                 223           593        1,827        4,135
Shareholder servicing costs                       4,796         1,265       11,986        6,707
Professional fees                                 1,502           360        3,583        2,283
Custodian fees                                      809           334        1,677        1,303
Reports to shareholders                             179            72          741           32
Bond insurance premiums                             872            37          559          435
Other expenses                                    2,641           990        4,565        2,612
                                             ----------    ----------   ----------   ----------
Total expenses                                   49,937        13,139      117,688       77,182
Less: Expenses waived or assumed                (28,461)       (8,289)     (36,404)     (40,739)
Custodian fees paid indirectly                     (794)         (330)      (1,388)      (1,280)
                                             ----------    ----------   ----------   ----------
Expenses--net                                    20,682         4,520       79,896       35,163
                                             ----------    ----------   ----------   ----------
Net investment income                           208,662        49,573      459,440      292,088
                                             ----------    ----------   ----------   ----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                 15,282         1,688       66,477       19,989
Net unrealized appreciation (depreciation)
of investments                                  (10,778)        2,838     (134,493)      (4,883)
                                             ----------    ----------   ----------   ----------
Net gain (loss) on investments                    4,504         4,526      (68,016)      15,106
                                             ----------    ----------   ----------   ----------
Net Increase in Net Assets Resulting
from Operations                                $213,166       $54,099     $391,424     $307,194
                                             ==========    ==========   ==========   ==========

See notes to financial statements





Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------
                                                       FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    -------------------------------------------------------
                                                                ARIZONA                     CALIFORNIA
                                                    ---------------------------  --------------------------
                                                        1/1/98 to                   1/1/98 to
                                                          6/30/98          1997       6/30/98          1997
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $   253,279   $   462,459   $   357,269   $   734,070
Net realized gain on investments                           22,141        18,999        93,989       222,497
Net unrealized appreciation (depreciation)
of investments                                            (11,821)      350,052      (132,145)      457,511
                                                     ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                           263,599       831,510       319,113     1,414,078
                                                     ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income--Class A                           (243,030)     (449,449)     (345,635)     (730,988)
Net investment income--Class B                             (8,558)      (13,842)       (6,008)       (4,864)
Net realized gains--Class A                                    --            --            --      (220,063)
Net realized gains--Class B                                    --            --            --        (3,128)
                                                     ------------  ------------  ------------  ------------
Total distributions                                      (251,588)     (463,291)     (351,643)     (959,043)
                                                     ------------  ------------  ------------  ------------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                               1,183,933     2,127,438       999,197     1,926,113
Reinvestment of distributions                             107,802       250,827       153,883       543,564
Cost of shares redeemed                                  (656,882)   (1,422,398)   (1,761,782)   (2,878,847)
                                                     ------------  ------------  ------------  ------------
                                                          634,853       955,867      (608,702)     (409,170)
                                                     ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                   7,606       175,581       216,113       100,191
Reinvestment of distributions                               4,163         8,313         1,907         3,784
Cost of shares redeemed                                   (45,326)      (51,410)      (12,432)         (133)
                                                     ------------  ------------  ------------  ------------
                                                          (33,557)      132,484       205,588       103,842
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) from
trust share transactions                                  601,296     1,088,351      (403,114)     (305,328)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                     613,307     1,456,570      (435,644)      149,707

Net Assets
Beginning of period                                    10,128,055     8,671,485    15,821,367    15,671,660
                                                     ------------  ------------  ------------  ------------
End of period+                                        $10,741,362   $10,128,055   $15,385,723   $15,821,367
                                                     ============  ============  ============  ============
+ Includes undistributed net investment income of     $     1,728   $        37   $     7,958   $     2,332
                                                     ============  ============  ============  ============
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                       87,885       162,298        82,456       162,506
Issued for distributions reinvested                         8,018        19,141        12,726        45,562
Redeemed                                                  (48,886)     (108,423)     (145,235)     (243,525)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in Class A trust
shares outstanding                                         47,017        73,016       (50,053)      (35,457)
                                                     ============  ============  ============  ============
Class B:
Sold                                                          569        13,468        17,872         8,213
Issued for distributions reinvested                           310           634           158           317
Redeemed                                                   (3,400)       (3,943)       (1,016)          (11)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in
Class B trust shares outstanding                           (2,521)       10,159        17,014         8,519
                                                     ============  ============  ============  ============


Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------
                                                       FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    -------------------------------------------------------
                                                                COLORADO                   MICHIGAN
                                                    ---------------------------  --------------------------
                                                        1/1/98 to                  1/1/98 to
                                                          6/30/98          1997      6/30/98          1997
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                  $   91,937    $  186,181   $   915,030   $ 1,845,635
Net realized gain on investments                            5,008        27,776       160,088       142,240
Net unrealized appreciation (depreciation)
of investments                                                801       120,228      (229,782)    1,509,328
                                                     ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                            97,746       334,185       845,336     3,497,203
                                                     ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income--Class A                            (84,328)     (173,961)     (891,403)   (1,809,590)
Net investment income--Class B                             (7,208)      (11,744)      (18,644)      (33,932)
Net realized gains--Class A                                    --            --            --      (138,717)
Net realized gains--Class B                                    --            --            --        (3,576)
                                                     ------------  ------------  ------------  ------------
Total distributions                                       (91,536)     (185,705)     (910,047)   (1,985,815)
                                                     ------------  ------------  ------------  ------------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                                 357,191       543,509     1,275,355     3,513,245
Reinvestment of distributions                              41,732       103,551       443,343     1,129,433
Cost of shares redeemed                                  (403,801)     (825,607)   (2,431,469)   (3,465,523)
                                                     ------------  ------------  ------------  ------------
                                                           (4,878)     (178,547)     (712,771)    1,177,155
                                                     ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                  10,000       125,400        63,100       261,965
Reinvestment of distributions                               5,704        11,359         8,480        19,651
Cost of shares redeemed                                   (22,735)      (19,006)      (60,245)      (23,603)
                                                     ------------  ------------  ------------  ------------
                                                           (7,031)      117,753        11,335       258,013
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) from
trust share transactions                                  (11,909)      (60,794)     (701,436)    1,435,168
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                      (5,699)       87,686      (766,147)    2,946,556

Net Assets
Beginning of period                                     3,794,256     3,706,570    40,599,250    37,652,694
                                                     ------------  ------------  ------------  ------------
End of period+                                         $3,788,557    $3,794,256   $39,833,103   $40,599,250
                                                     ============  ============  ============  ============
+ Includes undistributed net investment income of      $      877    $      476   $     7,096   $     2,113
                                                     ============  ============  ============  ============
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                       27,358        43,260        97,763       278,017
Issued for distributions reinvested                         3,220         8,215        34,064        88,609
Redeemed                                                  (31,099)      (65,387)     (186,634)     (273,847)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in Class A trust
shares outstanding                                           (521)      (13,912)      (54,807)       92,779
                                                     ============  ============  ============  ============
Class B:
Sold                                                          772         9,886         4,835        20,673
Issued for distributions reinvested                           440           899           652         1,542
Redeemed                                                   (1,734)       (1,536)       (4,564)       (1,854)
                                                     ============  ============  ============  ============
Net increase (decrease) in
Class B trust shares outstanding                             (522)        9,249           923        20,361
                                                     ============  ============  ============  ============



Statement of Changes in Net Assets (continued)

-----------------------------------------------------------------------------------------------------------
                                                       FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    -------------------------------------------------------
                                                                MINNESOTA                   MISSOURI
                                                    ---------------------------  --------------------------
                                                        1/1/98 to                   1/1/98 to
                                                          6/30/98          1997       6/30/98          1997
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $   208,662    $  438,481    $   49,573    $   98,660
Net realized gain on investments                           15,282        47,529         1,688         8,239
Net unrealized appreciation (depreciation)
of investments                                            (10,778)      197,717         2,838        69,406
                                                     ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                           213,166       683,727        54,099       176,305
                                                     ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income--Class A                           (204,999)    (436,938)       (46,961)      (95,683)
Net investment income--Class B                               (932)      (1,867)        (2,436)       (3,062)
Net realized gains--Class A                                    --           --             --            --
Net realized gains--Class B                                    --           --             --            --
                                                     ------------  ------------  ------------  ------------
Total distributions                                      (205,931)     (438,805)      (49,397)      (98,745)
                                                     ------------  ------------  ------------  ------------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                                 111,402       621,511       294,768        75,383
Reinvestment of distributions                             131,237       326,972        22,163        59,727
Cost of shares redeemed                                  (524,861)   (1,265,323)      (62,912)     (335,899)
                                                     ------------  ------------  ------------  ------------
                                                         (282,222)     (316,840)      254,019      (200,789)
                                                     ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                   2,000        48,632         1,021        74,001
Reinvestment of distributions                                 777         1,747         2,007         3,063
Cost of shares redeemed                                    (1,000)      (48,765)           --          (139)
                                                     ------------  ------------  ------------  ------------
                                                            1,777         1,614         3,028        76,925
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) from
trust share transactions                                 (280,445)     (315,226)      257,047      (123,864)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                    (273,210)      (70,304)      261,749       (46,304)

Net Assets
Beginning of period                                     8,274,657     8,344,961     1,914,846     1,961,150
                                                     ------------  ------------  ------------  ------------
End of period+                                         $8,001,447    $8,274,657    $2,176,595    $1,914,846
                                                     ============  ============  ============  ============
+ Includes undistributed net investment income of      $    2,822    $       91    $      336    $      160
                                                     ============  ============  ============  ============
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                        9,585        54,777        23,210         6,070
Issued for distributions reinvested                        11,296        28,722         1,737         4,804
Redeemed                                                  (45,181)     (111,020)       (4,938)      (26,881)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in Class A trust
shares outstanding                                        (24,300)      (27,521)       20,009       (16,007)
                                                     ============  ============  ============  ============
Class B:
Sold                                                          173         4,239            81         5,995
Issued for distributions reinvested                            67           154           158           245
Redeemed                                                      (86)       (4,246)           --           (11)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in
Class B trust shares outstanding                              154           147           239         6,229
                                                     ============  ============  ============  ============


Statement of Changes in Net Assets (continued)

-----------------------------------------------------------------------------------------------------------
                                                       FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                    -------------------------------------------------------
                                                                 OHIO                       OREGON
                                                    ---------------------------  --------------------------
                                                        1/1/98 to                   1/1/98 to
                                                          6/30/98          1997       6/30/98          1997
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $   459,440   $   937,436   $   292,088   $   545,833
Net realized gain on investments                           66,477       108,868        19,989        40,560
Net unrealized appreciation (depreciation)
of investments                                           (134,493)      550,280        (4,883)      519,899
                                                     ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                           391,424     1,596,584       307,194     1,106,292
                                                     ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income--Class A                           (447,653)     (923,757)     (274,086)     (521,186)
Net investment income--Class B                             (6,973)      (11,788)      (15,750)      (26,319)
Net realized gains--Class A                                    --      (107,079)           --            --
Net realized gains--Class B                                    --        (1,856)           --            --
                                                     ------------  ------------  ------------  ------------
Total distributions                                      (454,626)   (1,044,480)     (289,836)     (547,505)
                                                     ------------  ------------  ------------  ------------
Trust Share Transactions (a)
Class A:
Proceeds from shares sold                               1,224,474     1,562,659       832,327     2,314,351
Reinvestment of distributions                             270,125       729,611       177,233       415,538
Cost of shares redeemed                                (1,444,486)   (3,651,289)     (891,585)   (1,372,531)
                                                     ------------  ------------  ------------  ------------
                                                           50,113    (1,359,019)      117,975     1,357,358
                                                     ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                  79,006        99,500       142,162       135,183
Reinvestment of distributions                               5,322        12,697         9,586        25,954
Cost of shares redeemed                                   (34,185)      (64,408)       (7,713)       (9,259)
                                                     ------------  ------------  ------------  ------------
                                                           50,143        47,789       144,035       151,878
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) from
trust share transactions                                  100,256    (1,311,230)      262,010     1,509,236
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                      37,054      (759,126)      279,368     2,068,023
Net Assets
Beginning of period                                    19,642,850    20,401,976    12,552,200    10,484,177
                                                     ------------  ------------  ------------  ------------
End of period+                                        $19,679,904   $19,642,850   $12,831,568   $12,552,200
                                                     ============  ============  ============  ============
+ Includes undistributed net investment income of     $     6,705   $     1,891   $     3,383   $     1,131
                                                     ============  ============  ============  ============
(a)Trust Shares Issued and Redeemed
Class A:
Sold                                                       96,915       126,005        66,230       190,759
Issued for distributions reinvested                        21,318        58,449        14,123        34,078
Redeemed                                                 (113,704)     (295,120)      (71,136)     (112,963)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in Class A trust
shares outstanding                                          4,529      (110,666)        9,217       111,874
                                                     ============  ============  ============  ============
Class B:
Sold                                                        6,212         8,014        11,340        11,116
Issued for distributions reinvested                           420         1,017           765         2,129
Redeemed                                                   (2,692)       (5,212)         (613)         (747)
                                                     ------------  ------------  ------------  ------------
Net increase (decrease) in
Class B trust shares outstanding                            3,940         3,819        11,492        12,498
                                                     ============  ============  ============  ============
See notes to financial statements




Notes to Financial Statements
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

1. Significant Accounting Policies -- First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Multi-State Insured consists of seventeen separate investment series. This report relates to the eight Funds of Multi-State Insured listed above (each a "Fund"). Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that State.

A. Security Valuation -- The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes. At June 30, 1998, capital loss carryovers were as follows:

                                       Year Capital Loss
                                       Carryovers Expire
                           ---------------------------------------
MULTI-STATE INSURED          Total      2002       2003       2004
---------------------      --------   --------   --------   --------
ARIZONA Fund               $ 84,946   $ 72,811     $   --    $12,135
COLORADO Fund                24,242     24,242         --         --
MINNESOTA Fund               94,292     29,658     64,634         --
MISSOURI Fund                64,499     54,794      9,705         --
OREGON Fund                 183,071    128,024         --     55,047

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and are paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation -- Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the six months ended June 30, 1998, the Funds' custodian has provided credits in the amount of $7,904 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital -- Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Multi-State Insured has established an unlimited number of Class A and Class B shares of beneficial interest.

3. Concentration of Credit Risk -- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions -- For the six months ended June 30, 1998, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                 Cost         Proceeds
                                   of               of
MULTI-STATE INSURED         Purchases            Sales
-------------------    --------------     ------------
ARIZONA Fund               $4,578,884       $4,147,233
CALIFORNIA Fund             6,947,969        7,870,817
COLORADO Fund                 817,812          906,503
MICHIGAN Fund               3,505,800        3,923,110
MINNESOTA Fund                488,162          651,957
MISSOURI Fund                 354,739          149,472
OHIO Fund                   4,735,084        4,678,029
OREGON Fund                 2,454,818        2,207,359

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                         Gross         Gross           Net
                       Aggregate    Unrealized    Unrealized    Unrealized
                            Cost  Appreciation  Depreciation  Appreciation
                     -----------  ------------  ------------  ------------
MULTI-STATE INSURED
-------------------
ARIZONA Fund         $ 9,475,519    $1,069,239        $   --    $1,069,239
CALIFORNIA Fund       13,788,701     1,715,983           365     1,715,618
COLORADO Fund          3,326,431       343,308            --       343,308
MICHIGAN Fund         35,528,005     4,080,920            --     4,080,920
MINNESOTA Fund         7,326,750       574,519            --       574,519
MISSOURI Fund          1,933,544       190,250            --       190,250
OHIO Fund             17,654,909     1,882,382            --     1,882,382
OREGON Fund           11,705,471       954,133         1,068       953,065

5. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total trustees fees accrued by the Funds amounted to $2,666.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by
 .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1998, advisory fees amounted to $422,285, of which $180,943 was waived; other expenses in the amount of $54,569 were assumed by FIMCO.

For the six months ended June 30, 1998, FIC, as underwriter, received $148,340 in commissions on sales of shares after allowing $100,001 to other dealers. Shareholder servicing costs consisted of $38,128 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 1998, FIC was paid a fee of .20% of the average daily net assets of the Class A shares.



This page intentionally left blank.




Financial Highlights
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

ARIZONA FUND
------------
Class A
-------
1993                                 $12.08        $.681         $ 1.078       $1.759        $.672        $.047
1994                                  13.12         .663          (1.397)       (.734)        .676           --
1995                                  11.71         .665           1.448        2.113         .673           --
1996                                  13.15         .664           (.199)        .465         .665           --
1997                                  12.95         .658            .511        1.169         .659           --
1/1/98 to 6/30/98                     13.46         .329            .008         .337         .327           --

Class B
-------
1995*                                 11.82         .544           1.340        1.884         .554           --
1996                                  13.15         .565           (.201)        .364         .564           --
1997                                  12.95         .556            .500        1.056         .556           --
1/1/98 to 6/30/98                     13.45         .275            .018         .293         .273           --

CALIFORNIA FUND
---------------
Class A
-------
1993                                 $11.44        $.637         $  .845       $1.482        $.612        $.190
1994                                  12.12         .598          (1.328)       (.730)        .620           --
1995                                  10.77         .580           1.335        1.915         .589         .136
1996                                  11.96         .576           (.128)        .448         .575         .073
1997                                  11.76         .569            .534        1.103         .570         .173
1/1/98 to 6/30/98                     12.12         .282           (.035)        .247         .277           --

Class B
-------
1995*                                 10.87         .472           1.227        1.699         .483         .136
1996                                  11.95         .486           (.123)        .363         .480         .073
1997                                  11.76         .476            .532        1.008         .475         .173
1/1/98 to 6/30/98                     12.12         .231           (.032)        .199         .229           --

COLORADO FUND
-------------
Class A
-------
1993                                 $11.63        $.625         $  .984       $1.609        $.633        $.006
1994                                  12.60         .631          (1.351)       (.720)        .640           --
1995                                  11.24         .668           1.340        2.008         .668           --
1996                                  12.58         .642           (.089)        .553         .643           --
1997                                  12.49         .638            .498        1.136         .636           --
1/1/98 to 6/30/98                     12.99         .319            .019         .338         .318           --

Class B
-------
1995*                                 11.35         .564           1.239        1.803         .573           --
1996                                  12.58         .547           (.100)        .447         .547           --
1997                                  12.48         .539            .501        1.040         .540           --
1/1/98 to 6/30/98                     12.98         .267            .017         .284         .264           --



Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

ARIZONA FUND
------------
Class A
-------
1993                                  $.719       $13.12        14.87          $ 8,247          .20         5.40
1994                                   .676        11.71        (5.63)           8,803          .30         5.52
1995                                   .673        13.15        18.41            8,834          .50         5.27
1996                                   .665        12.95         3.69            8,383          .53         5.17
1997                                   .659        13.46         9.28            9,691          .50         5.03
1/1/98 to 6/30/98                      .327        13.47         2.53           10,338          .50+        4.89+

Class B
-------
1995*                                  .554        13.15        16.20              173         1.30+        4.62+
1996                                   .564        12.95         2.89              289         1.33         4.37
1997                                   .556        13.45         8.36              437         1.30         4.23
1/1/98 to 6/30/98                      .273        13.47         2.20              403         1.30+        4.09+

CALIFORNIA FUND
---------------
Class A
-------
1993                                  $.802       $12.12        13.21          $17,625          .89         5.33
1994                                   .620        10.77        (6.10)          15,335          .97         5.27
1995                                   .725        11.96        18.16           16,547          .90         5.02
1996                                   .648        11.76         3.91           15,558          .84         4.93
1997                                   .743        12.12         9.66           15,601          .80         4.80
1/1/98 to 6/30/98                      .277        12.09         2.06           14,960          .80+        4.63+

Class B
-------
1995*                                  .619        11.95        15.91               59         1.74+        4.31+
1996                                   .553        11.76         3.16              114         1.63         4.14
1997                                   .648        12.12         8.79              220         1.60         4.00
1/1/98 to 6/30/98                      .229        12.09         1.66              426         1.60+        3.83+

COLORADO FUND
-------------
Class A
-------
1993                                  $.639       $12.60        14.14          $ 2,887          .12         5.13
1994                                   .640        11.24        (5.77)           3,110          .20         5.41
1995                                   .668        12.58        18.25            3,525          .20         5.54
1996                                   .643        12.49         4.57            3,466          .38         5.20
1997                                   .636        12.99         9.37            3,424          .40         5.07
1/1/98 to 6/30/98                      .318        13.01         2.64            3,424          .40+        4.92+

Class B
-------
1995*                                  .573        12.58        16.18              131         1.00+        4.90+
1996                                   .547        12.48         3.68              241         1.19         4.39
1997                                   .540        12.98         8.55              370         1.20         4.27
1/1/98 to 6/30/98                      .264        13.00         2.21              364         1.20+        4.12+




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

ARIZONA FUND
------------
Class A
-------
1993                                   1.20         4.41           45
1994                                   1.24         4.59           63
1995                                   1.15         4.62           36
1996                                   1.23         4.47           27
1997                                   1.16         4.37           24
1/1/98 to 6/30/98                      1.14+        4.25+          40

Class B
-------
1995*                                  1.95+        3.95+          36
1996                                   2.03         3.67           27
1997                                   1.96         3.57           24
1/1/98 to 6/30/98                      1.94+        3.45+          40

CALIFORNIA FUND
---------------
Class A
-------
1993                                   1.14         5.08           66
1994                                   1.22         5.02           83
1995                                   1.15         4.77           53
1996                                   1.19         4.58           30
1997                                   1.16         4.44           46
1/1/98 to 6/30/98                      1.12+        4.31+          45

Class B
-------
1995*                                  2.00+        4.04+          53
1996                                   1.98         3.79           30
1997                                   1.96         3.64           46
1/1/98 to 6/30/98                      1.92+        3.51+          45

COLORADO FUND
-------------
Class A
-------
1993                                   1.42         3.83           27
1994                                   1.43         4.18          108
1995                                   1.32         4.42           45
1996                                   1.40         4.17           20
1997                                   1.29         4.18           39
1/1/98 to 6/30/98                      1.23+        4.09+          22

Class B
-------
1995*                                  2.12+        3.75+          45
1996                                   2.21         3.36           20
1997                                   2.09         3.38           39
1/1/98 to 6/30/98                      2.03+        3.29+          22




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1993                                 $11.93        $.641         $ 1.053       $1.694        $.655        $.079
1994                                  12.89         .612          (1.423)       (.811)        .609           --
1995                                  11.47         .634           1.331        1.965         .635           --
1996                                  12.80         .627           (.215)        .412         .631         .011
1997                                  12.57         .610            .535        1.145         .609         .046
1/1/98 to 6/30/98                     13.06         .300           (.022)        .278         .298           --

Class B
-------
1995*                                 11.57         .528           1.241        1.769         .539           --
1996                                  12.80         .534           (.229)        .305         .534         .011
1997                                  12.56         .511            .536        1.047         .511         .046
1/1/98 to 6/30/98                     13.05         .247           (.023)        .224         .244           --

MINNESOTA FUND
--------------
Class A
-------
1993                                 $11.30        $.625         $  .622       $1.247        $.640        $.137
1994                                  11.77         .592          (1.282)       (.690)        .600           --
1995                                  10.48         .589           1.022        1.611         .591           --
1996                                  11.50         .592           (.210)        .382         .592           --
1997                                  11.29         .599            .340         .939         .599           --
1/1/98 to 6/30/98                     11.63         .298            .006         .304         .294           --

Class B
-------
1995*                                 10.55         .515            .950        1.465         .515           --
1996                                  11.50         .493           (.205)        .288         .498           --
1997                                  11.29         .508            .341         .849         .509           --
1/1/98 to 6/30/98                     11.63         .251            .005         .256         .246           --

MISSOURI FUND
-------------
Class A
-------
1993                                 $11.55        $.620         $  .988       $1.608        $.635        $.023
1994                                  12.50         .617          (1.384)       (.767)        .613           --
1995                                  11.12         .662           1.356        2.018         .668           --
1996                                  12.47         .637           (.180)        .457         .637           --
1997                                  12.29         .638            .490        1.128         .638           --
1/1/98 to 6/30/98                     12.78         .318            .019         .337         .317           --

Class B
-------
1995*                                 11.22         .548           1.260        1.808         .548           --
1996                                  12.48         .538           (.189)        .349         .539           --
1997                                  12.29         .537            .494        1.031         .541           --
1/1/98 to 6/30/98                     12.78         .267            .017         .284         .264           --



Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1993                                  $.734       $12.89        14.49          $30,281          .89         5.11
1994                                   .609        11.47        (6.36)          30,362          .93         5.11
1995                                   .635        12.80        17.47           36,837          .89         5.14
1996                                   .642        12.57         3.37           36,928          .88         5.03
1997                                   .655        13.06         9.37           39,581          .87         4.80
1/1/98 to 6/30/98                      .298        13.04         2.16           38,805          .88+        4.57+

Class B
-------
1995*                                  .539        12.80        15.55              388         1.76+        4.41+
1996                                   .545        12.56         2.49              724         1.69         4.22
1997                                   .557        13.05         8.54            1,018         1.67         4.00
1/1/98 to 6/30/98                      .244        13.03         1.73            1,029         1.68+        3.77+

MINNESOTA FUND
--------------
Class A
-------
1993                                  $.777       $11.77        11.30           $8,118          .65         5.40
1994                                   .600        10.48        (5.93)           7,375          .65         5.40
1995                                   .591        11.50        15.68            8,162          .65         5.29
1996                                   .592        11.29         3.47            8,304          .56         5.27
1997                                   .599        11.63         8.57            8,231          .50         5.27
1/1/98 to 6/30/98                      .294        11.64         2.64            7,956          .50+        5.11+

Class B
-------
1995*                                  .515        11.50        14.13               .1         1.45+        4.64+
1996                                   .498        11.29         2.61               41         1.40         4.44
1997                                   .509        11.63         7.71               44         1.30         4.47
1/1/98 to 6/30/98                      .246        11.64         2.22               45         1.30+        4.31+

MISSOURI FUND
-------------
Class A
-------
1993                                  $.658       $12.50        14.21           $1,540          .13         4.44
1994                                   .613        11.12        (6.20)           1,611          .20         5.45
1995                                   .668        12.47        18.55            1,890          .20         5.58
1996                                   .637        12.29         3.84            1,925          .38         5.24
1997                                   .638        12.78         9.44            1,798          .40         5.13
1/1/98 to 6/30/98                      .317        12.80         2.67            2,057          .40+        4.98+

Class B
-------
1995*                                  .548        12.48        16.41               .1         1.00+        4.94+
1996                                   .539        12.29         2.93               36         1.24         4.38
1997                                   .541        12.78         8.60              117         1.20         4.33
1/1/98 to 6/30/98                      .264        12.80         2.24              120         1.20+        4.18+



Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1993                                   1.14         4.86           25
1994                                   1.18         4.86           60
1995                                   1.14         4.89           45
1996                                   1.13         4.78           43
1997                                   1.12         4.55           32
1/1/98 to 6/30/98                      1.13+        4.32+           9

Class B
-------
1995*                                  2.02+        4.15+          45
1996                                   1.94         3.97           43
1997                                   1.92         3.75           32
1/1/98 to 6/30/98                      1.93+        3.52+           9

MINNESOTA FUND
--------------
Class A
-------
1993                                   1.24         4.80           41
1994                                   1.29         4.76           34
1995                                   1.31         4.63           53
1996                                   1.31         4.52           49
1997                                   1.21         4.56           15
1/1/98 to 6/30/98                      1.21+        4.40+           6

Class B
-------
1995*                                  2.11+        3.96+          53
1996                                   2.14         3.69           49
1997                                   2.01         3.76           15
1/1/98 to 6/30/98                      2.01+        3.60+           6

MISSOURI FUND
-------------
Class A
-------
1993                                   1.76         2.81            8
1994                                   1.57         4.07           98
1995                                   1.42         4.36           50
1996                                   1.69         3.93           15
1997                                   1.46         4.07           12
1/1/98 to 6/30/98                      1.25+        4.13+           8

Class B
-------
1995*                                  2.22+        3.68+          50
1996                                   2.55         3.07           15
1997                                   2.26         3.27           12
1/1/98 to 6/30/98                      2.05+        3.33+           8




Financial Highlights
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------

OHIO FUND
---------
Class A
-------
1993                                 $11.87        $.632         $  .894       $1.526        $.632        $.104
1994                                  12.66         .613          (1.353)       (.740)        .620           --
1995                                  11.30         .615           1.306        1.921         .619         .092
1996                                  12.51         .605           (.097)        .508         .609         .059
1997                                  12.35         .607            .430        1.037         .606         .071
1/1/98 to 6/30/98                     12.71         .300           (.043)        .257         .297           --

Class B
-------
1995*                                 11.40         .503           1.212        1.715         .513         .092
1996                                  12.51         .507           (.095)        .412         .513         .059
1997                                  12.35         .507            .424         .931         .510         .071
1/1/98 to 6/30/98                     12.70         .248           (.045)        .203         .243           --

OREGON FUND
-----------
Class A
-------
1993                                 $11.42        $.661         $  .807       $1.468        $.598        $  --
1994                                  12.29         .529          (1.339)       (.810)        .610           --
1995                                  10.87         .626           1.289        1.915         .625           --
1996                                  12.16         .589           (.161)        .428         .588           --
1997                                  12.00         .582            .582        1.164         .584           --
1/1/98 to 6/30/98                     12.58         .293            .018         .311         .291           --

Class B
-------
1995*                                 10.97         .541           1.182        1.723         .543           --
1996                                  12.15         .495           (.161)        .334         .494           --
1997                                  11.99         .485            .573        1.058         .488           --
1/1/98 to 6/30/98                     12.56         .242            .018         .260         .240           --




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------
                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------

OHIO FUND
---------
Class A
-------
1993                                  $.736       $12.66        13.12          $20,366          .80         5.09
1994                                   .620        11.30        (5.91)          18,169          .85         5.18
1995                                   .711        12.51        17.34           19,398          .87         5.07
1996                                   .668        12.35         4.23           20,123          .86         4.95
1997                                   .677        12.71         8.64           19,308          .80         4.88
1/1/98 to 6/30/98                      .297        12.67         2.04           19,296          .80+        4.72+

Class B
-------
1995*                                  .605        12.51        15.30              282         1.76+        4.33+
1996                                   .572        12.35         3.43              279         1.66         4.15
1997                                   .581        12.70         7.73              335         1.60         4.08
1/1/98 to 6/30/98                      .243        12.66         1.61              384         1.60+        3.92+

OREGON FUND
-----------
Class A
-------
1993                                  $.598       $12.29        13.13          $ 3,747           --         4.94
1994                                   .610        10.87        (6.65)           4,696          .20         5.36
1995                                   .625        12.16        17.99            6,840          .20         5.36
1996                                   .588        12.00         3.68            9,917          .46         4.97
1997                                   .584        12.58         9.97           11,800          .50         4.78
1/1/98 to 6/30/98                      .291        12.60         2.50           11,934          .50+        4.66+

Class B
-------
1995*                                  .543        12.15        16.00              342         1.00+        4.72+
1996                                   .494        11.99         2.87              568         1.26         4.17
1997                                   .488        12.56         9.03              752         1.30         3.98
1/1/98 to 6/30/98                      .240        12.58         2.09              898         1.30+        3.86+




Financial Highlights (continued)
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

OHIO FUND
---------
Class A
-------
1993                                   1.15         4.74           30
1994                                   1.20         4.83           57
1995                                   1.22         4.72           70
1996                                   1.19         4.62           33
1997                                   1.18         4.50           25
1/1/98 to 6/30/98                      1.19+        4.33+          24

Class B
-------
1995*                                  2.13+        3.95+          70
1996                                   1.99         3.82           33
1997                                   1.98         3.70           25
1/1/98 to 6/30/98                      1.99+        3.53+          24

OREGON FUND
-----------
Class A
-------
1993                                   1.28         3.66           77
1994                                   1.39         4.17          135
1995                                   1.23         4.33           36
1996                                   1.26         4.16           21
1997                                   1.20         4.11           32
1/1/98 to 6/30/98                      1.16+        4.00+          18

Class B
-------
1995*                                  2.03+        3.65+          36
1996                                   2.07         3.36           21
1997                                   2.00         3.31           32
1/1/98 to 6/30/98                      1.96+        3.20+          18

 * For the period 1/12/95 (date Class B shares first offered) to 12/31/95
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and the transfer agent (Note 5).

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Multi-State Insured Tax Free Fund
  Arizona, California, Colorado, Michigan, Minnesota,
  Missouri, Ohio and Oregon Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eight Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1998



This page left blank intentionally.



FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND


Trustees
--------------------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------------------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


Shareholder Information
--------------------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.